N-2	Nov. 13, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0002000645
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Document Registration Statement	true
Investment Company Act Registration	true
Entity Registrant Name	OCTAGON XAI CLO INCOME FUND
Entity Address, Address Line One	321 North Clark Street
Entity Address, Address Line Two	Suite 2430
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	(312)
Local Phone Number	374-6930
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	Class A		Class I
Maximum Initial Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)(1)	[ ]	%	None
Early Withdrawal Charge(2)	[ ]	%	[ ]%
Dividend Reinvestment Fees	None		None

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a As a Percentage of Net Assets Attributable to Common Shares)	Class A		Class I
Management fees(3)	[ ]	%	[ ]%
Distribution and/or Servicing Fees(4)	[ ]	%	None
Interest payment on borrowed Funds	None		None
Other expenses(5)	[ ]	%	[ ]%
Total Annual Fund Operating Expenses(6)	[ ]	%	[ ]%
Adviser Fee Waiver and/or Expense Reimbursement(6)	([ ]%)		([ ]%)
Total annual expenses (After Waiver and/or Reimbursement)(6)	[ ]	%	[ ]%

Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Acquired Fund Fees Estimated, Note [Text Block]

The following table contains information about the costs and expenses that Shareholders can expect to bear directly or indirectly. The purpose of the table and the example below is to help Shareholders understand the fees and expenses that they can expect to bear directly or indirectly.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective. The investment objective of the Fund is to provide high income and total return. There can be no assurance that the Fund will achieve its investment objective, and you could lose some or all of your investment.

Investment Strategy. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of collateralized loan obligation entities (“CLOs”), including the debt tranches of CLOs (“CLO Debt”) and subordinated tranches of CLOs (often referred to as the “residual” or “equity” tranche) (“CLO Equity”). CLO Debt and CLO Equity are referred to herein as “CLO Investments”. The Fund will not invest more than 20% of its Managed Assets (as defined in this Prospectus) in CLO Equity. The Fund will purchase CLO Investments in the primary and secondary markets.

The Fund will invest primarily in CLO Investments rated below investment grade (that is, below Baa3- by Moody’s Investor Service (“Moody’s”) or below BBB- by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, judged to be of comparable quality by the Fund’s investment sub-adviser). Below investment grade securities are often referred to as “high yield” securities or “junk bonds.” Below investment grade securities are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal. However, the Fund will not invest more than 30% of its Managed Assets in investments rated below B3 by Moody’s or below B- by S&P or Fitch or, if unrated, judged to be of comparable quality by the Fund’s investment sub-adviser. CLO Equity are typically unrated.

Risk [Text Block]

RISKS

Investors should consider the following risks and special considerations associated with investing in the Fund. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions over the world, the risks below are heightened significantly compared to normal conditions and therefore subject the Fund’s investments and a Shareholder’s investment in the Fund to elevated investment risk, including the possible loss of your entire investment.

No Operating History

The Fund is a newly organized closed-end management investment company with no history of operations, has no financial statements or other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance, and is designed for long-term investors and not as a trading vehicle.

Investment and Market Risk

An investment in Shares is subject to investment risk, particularly under current economic, financial, labor and health conditions, including the possible loss of the entire principal amount that you invest. Your investment in Shares represents an indirect investment in the securities owned by the Fund. The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation or expectations about inflation, investor confidence or economic, political, social or financial market conditions, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and other similar events, that each of which may be temporary or last for extended periods of time. For example, the risks of a borrower’s default or bankruptcy or non-payment of scheduled interest or principal payments from senior floating rate interests held by the Fund are especially acute under these conditions. Furthermore, interest rates and bond yields may fall as a result of types of events, including responses by governmental entities to such events, which would magnify the Fund’s fixed-income instruments’ susceptibility to interest rate risk and diminish their yield and performance.

Different sectors, industries and security types may react differently to such developments and, when the market performs well, there is no assurance that the Fund’s investments will increase in value along with the broader markets. Volatility of financial markets, including potentially extreme volatility caused by the events described above, can expose the Fund to greater market risk than normal, possibly resulting in greatly reduced liquidity. Moreover, changing economic, political, social or financial market conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region because of the increasingly interconnected global economies and financial markets. The Sub-Adviser potentially could be prevented from considering, managing and executing investment decisions at an advantageous time or price or at all as a result of any domestic or global market or other disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, such as the current conditions, which have also resulted in impediments to the normal functioning of workforces, including personnel and systems of the Fund’s service providers and market intermediaries.

Your Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of distributions. A prospective investor should invest in the Shares only if the investor can sustain a complete loss in its investment.

Non-Diversification Risk

The Fund will be classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Repurchase Offers Risk

As described under “Periodic Repurchase Offers” in this Prospectus, the Fund is an “interval fund” and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, will conduct repurchase offers for the Fund’s outstanding Shares at NAV, subject to approval of the Board. The Fund believes that these repurchase offers are generally beneficial to the Shareholders, and repurchases generally will be funded from available cash, cash from the sale of Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in an increased expense ratio for Shareholders who do not tender their Shares for repurchase, untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and cash from the sale of Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, but any such increases in the amounts repurchased may not exceed an aggregate of 2% in any three month period. In the event the Fund determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares (less any additional amounts repurchased in prior repurchase offers within a three month period) as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular month, thereby increasing the likelihood that proration will occur. A Shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund will generally be a taxable event to Shareholders

Illiquidity Risk

There will be no public market for the Shares and the Shares will not be listed on any securities exchange. Consequently, an investment in Shares may be illiquid.

CLO Risk

CLOs often involve risks that are different from or more acute than risks associated with other types of credit instruments, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in junior tranches of CLO Debt and CLO Equity will likely be subordinate in right of payment to other senior tranches of CLO Debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

There may be less information available to the Fund regarding the underlying investments held by CLOs than if the Fund had invested directly in credit securities of the underlying issuers. Fund Shareholders will not know the details of the underlying investments of the CLOs in which the Fund invests. Due to their often complicated structures, various CLOs may be difficult to value and may constitute illiquid investments. In addition, there can be no assurance that a liquid market will exist in any CLO when the Fund seeks to sell its interest therein. Moreover, the value of CLOs may decrease if the ratings agencies reviewing such securities revise their ratings criteria and, as a result, lower their original rating of a CLO in which the Fund has invested. Further, the complex structure of the security may produce unexpected investment results. Also, it is possible that the Fund’s investment in a CLO will be subject to certain contractual limitations on transfer.

The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLOs, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Therefore, changes in the market value of the Fund’s CLO investments could be greater than the change in the market value of the underlying instruments.

The Fund will invest in CLO securities issued by CLOs that principally hold senior loans. As a result, as an investor in such CLOs, the Fund is subject to the risk of default on the senior loans by the Borrowers. While interest rates remain below historical averages, the Federal Reserve has recently implemented several increases to the Federal Funds rate. Increases in interest rates may adversely impact the ability of Borrowers to meet interest payment obligations on senior loans held by a CLO and increase the likelihood of default. Although a CLO’s holdings are typically diversified by industry and borrower, an increase in interest rates coupled with a general economic downturn may result in an increase in defaults on senior loans across various sectors of the economy. See “Risks—Senior Loan Risk” for a discussion of risks related to senior loans.

CLOs in which the Fund invests in may hold underlying instruments that are concentrated in a limited number of industries or borrowers. A downturn in any particular industry or borrower in which a CLO is heavily invested may subject that vehicle, and in turn the Fund, to a risk of significant loss and could significantly impact the aggregate returns realized by the Fund.

Investments in primary issuances of CLO securities may involve certain additional risks. Between the pricing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO Debt and distributions on the CLO Equity and could result in early redemptions which may cause holders of CLO Debt and CLO Equity to receive less than face value of their investment.

The failure by a CLO to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to securityholders, including the Fund. In the event that a CLO fails certain tests, holders of senior CLO Debt may be entitled to additional payments that would, in turn, reduce the payments that holders of junior CLO Debt and CLO Equity would otherwise be entitled to receive.

In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO Investments whereas the size of this market is relatively limited. Such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. In addition, the volume of new CLO issuances varies over time as a result of a variety of factors including new regulations, changes in interest rates, and other market forces. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.

The Fund will invest in CLO Debt and CLO Equity. While the Fund may invest in CLO Debt having any rating, the Fund currently intends to focus its investments in CLO Debt that are rated below investment grade. CLO Equity are typically not rated. Below investment grade and unrated instruments are often referred to as “junk” bonds and are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal. See “Risks—Below Investment Grade Securities Risk.”

Restructuring of Investments Held by CLOs. The manager of a CLO has broad authority to direct and supervise the investment and reinvestment of the investments held by the CLO, which may include the execution of amendments, waivers, modifications and other changes to the investment documentation in accordance with the collateral management agreement. During periods of economic uncertainty and recession, the incidence of amendments, waivers, modifications and restructurings of investments may increase. Such amendments, waivers, modifications and other restructurings will change the terms of the investments and in some cases may result in the CLO holding assets not meeting the CLO’s criteria for investments. This could adversely impact the coverage tests under an indenture governing the notes issued by the CLO. Any amendment, waiver, modification or other restructuring that reduces the CLO’s compliance with certain financial tests will make it more likely that the CLO will need to utilize cash to pay down the unpaid principal amount of CLO Debt to cure any breach in such test instead of making payments on CLO Equity. Any such use of cash would reduce distributions available and delay the timing of payments to the Fund.

The Fund cannot be certain that any particular restructuring strategy pursued by the CLO manager will maximize the value of or recovery on any investment. Any restructuring can fundamentally alter the nature of the related investment, and restructurings are not subject to the same underwriting standards that are employed in connection with the origination or acquisition of investments. Any restructuring could alter, reduce or delay the payment of interest or principal on any investment, which could delay the timing and reduce the amount of payments made to the Fund. Restructurings of investments might also result in extensions of the term thereof, which could delay the timing of payments made to the Fund.

If as a result of any such restructurings, the Sub-Adviser determines that continuing to hold instruments issued by such CLO is no longer in the best interest of the Fund, the Sub-Adviser may dispose of such CLO instruments. In certain instances, the Fund may be unable to dispose of such investments at advantageous prices and/or may be required to reinvest the proceeds of such disposition in lower-yielding investments.

CLO Management Risk. The activities of any CLO in which the Fund may invest will generally be directed by a collateral manager. In the Fund’s capacity as holder of CLO securities, the Fund is generally not able to make decisions with respect to the management, disposition or other realization of any investment, or other decisions regarding the business and affairs, of that CLO. Consequently, the success of any CLOs in which the Fund invests will depend, in large part, on the financial and managerial expertise of the collateral manager’s investment professionals. Subject to certain exceptions, any change in the investment professionals of the collateral manager will not present grounds for termination of the collateral management agreement. In addition, such investment professionals may not devote all of their professional time to the affairs of the CLOs in which the Fund invests. There can be no assurance that for any CLO, in the event that underlying instruments are prepaid, the collateral manager will be able to reinvest such proceeds in new instruments with equivalent investment returns. If the collateral manager cannot reinvest in new instruments with equivalent investment returns, the interest proceeds available to pay interest on the CLO securities may be adversely affected.

The transaction documents relating to the issuance of CLO securities may impose eligibility criteria on the assets of the CLO, restrict the ability of the CLO’s investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the CLO’s investment manager to maximize returns on the CLO securities. In addition, other parties involved in CLOs, such as third-party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CLO securities. Furthermore, CLO securities issuance transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CLO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.

The CLOs in which the Fund will invest are generally not registered as investment companies under the 1940 Act. As investors in these CLOs, the Fund is not afforded the protections that shareholders in an investment company registered under the 1940 Act would have.

The terms of CLOs set forth in their applicable transaction documents, including with respect to collateralization and/or interest coverage tests and asset eligibility criteria, may vary from CLO to CLO. Similarly the terms of the senior loans that constitute the underlying assets held by CLOs may vary. The senior loan and/or CLO market and loan market may evolve in ways that result in typical terms being less protective for the holders of CLO securities. As a result, the Fund will be reliant upon the Sub-Adviser’s ability to obtain and evaluate the terms of the CLOs in which the Fund invests, the terms of and creditworthiness of the borrowers with respect to the underlying assets held by those CLOs and information about the collateral managers of the CLOs.

CLO Interest Rate Risk. Although senior secured loans are generally floating rate instruments, the Fund’s investments in senior secured loans through CLOs will be sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO Equity. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses.

Because CLOs generally issue debt on a floating rate basis, an increase in LIBOR or SOFR will increase the financing costs of CLOs. Many of the senior secured loans held by these CLOs have LIBOR/SOFR floors such that, when LIBOR/SOFR is below the stated LIBOR/SOFR floor, the stated LIBOR/SOFR floor (rather than LIBOR/SOFR itself) is used to determine the interest payable under the loans. Therefore, if SOFR increases but stays below the average LIBOR/SOFR floor rate of the senior secured loans held by a CLO, there would not be a corresponding increase in the investment income of such CLOs. The combination of increased financing costs without a corresponding increase in investment income in such a scenario would result in smaller distributions to holders of the CLO Equity.

Many underlying corporate borrowers can elect to pay interest based on 1-month SOFR, 3-month SOFR and/or other rates in respect of the loans held by CLOs in which we are invested, in each case plus an applicable spread, whereas CLOs generally pay interest to holders of the CLO’s debt tranches based on 3-month SOFR plus a spread. The 3-month SOFR currently exceeds the 1-month SOFR by a significant amount, which may result in many underlying corporate borrowers electing to pay interest based on 1-month SOFR. This mismatch in the rate at which CLOs earn interest and the rate at which they pay interest on their debt tranches negatively impacts the cash flows on CLO Equity. Unless spreads are adjusted to account for such increases, these negative impacts may worsen to the extent the amount by which the 3-month SOFR exceeds the 1-month SOFR increases.

Reinvestment Risk. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment (for example, if a security has been downgraded by a rating agency). Additionally, the reinvestment period is a pre-determined finite period of time; however, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets. Early termination of the reinvestment period could adversely affect a CLO investment.

Legal and Regulatory Risk. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The Fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules. Changes in the regulation of CLOs may adversely affect the value of the investments held by the Fund and the ability of the Fund to execute its investment strategy.

CLO Equity Risk

The Fund may invest in CLO Equity, which are subordinated notes issued by a CLO (often referred to as the “residual,” “equity” or “subordinated” tranche), which are junior in priority of payment and are subject to certain payment restrictions generally set forth in an indenture governing the notes. In addition, CLO Equity generally do not benefit from any creditors’ rights or ability to exercise remedies under the indenture governing the notes. CLO Equity are not guaranteed by another party. CLO Equity are subject to greater risk that the senior CLO Debt issued by the CLO. CLOs are typically highly levered, utilizing up to approximately 10 times leverage, and therefore CLO Equity are subject to a higher risk of total loss. There can be no assurance that distributions on the assets held by the CLO will be sufficient to make any distributions or that the yield on the CLO Equity will meet the Fund’s expectations.

CLOs typically have no significant assets other than their underlying instruments. Accordingly, payments on CLO Investments are and will be payable solely from the cash flows from such instruments, net of all management fees and other expenses. CLOs generally may make payments on CLO Equity only to the extent permitted by the payment priority provisions of an indenture governing the notes issued by the CLO. CLO indentures generally provide that principal payments on CLO Equity may not be made on any payment date unless all amounts owing under the CLO Debt are paid in full. In addition, if a CLO does not meet the asset coverage tests or the interest coverage test set forth in the indenture governing the notes issued by the CLO, cash would be diverted from the CLO Equity to first pay the CLO Debt in amounts sufficient to cause such tests to be satisfied.

CLO Equity are unsecured and rank behind all of the secured creditors, known or unknown, of the issuer, including the holders of the CLO Debt it has issued. Consequently, to the extent that the value of the issuer’s portfolio of loan investments has been reduced as a result of conditions in the credit markets, defaulted loans, capital gains and losses on the underlying assets, prepayment or changes in interest rates, the value of CLO Equity realized at their redemption could be reduced. Accordingly, CLO Equity may not be paid in full and may be subject to up to 100% loss. As a result, relatively small numbers of defaults of instruments underlying CLOs in which the Fund holds CLO Equity may adversely impact the Fund’s returns.

The market value of CLO Equity may be significantly affected by a variety of factors, including changes in the market value of the investments held by the issuer, changes in distributions on the investments held by the issuer, defaults and recoveries on those investments, capital gains and losses on those investments, prepayments on those investments and other risks associated with those investments. The leveraged nature of CLO Equity are likely to magnify the adverse impact on the CLO Equity of changes in the market value of the investments held by the issuer, changes in the distributions on those investments, defaults and recoveries on those investments, capital gains and losses on those investments, prepayments on those investments and availability, prices and interest rates of those investments. The Fund must be prepared to hold CLO Equity for an indefinite period of time or until their stated maturity.

CLO Equity do not have a fixed coupon and payments on CLO Equity will be based on the income received from the underlying collateral and the payments made to the CLO Debt, both of which may be based on floating rates. While the payments on CLO Equity will be variable, CLO Equity may not offer the same level of protection against changes in interest rates as other floating rate instruments. An increase in interest rates would materially increase the financing costs of CLOs. Since underlying instruments held by a CLO may have SOFR floors, there may not be corresponding increases in investment income to the CLO (if SOFR increases but stays below the SOFR floor rate of such instruments) resulting in smaller distribution payments on CLO Equity.

CLO Equity are illiquid investments and subject to extensive transfer restrictions, and no party is under any obligation to make a market for CLO Equity. At times, there may be no market for CLO Equity, and the Fund may not be able to sell or otherwise transfer CLO Equity at their fair value, or at all, in the event that it determines to sell them. CLO Equity generally have experienced historically high volatility and significant fluctuations in market value. Additionally, some potential buyers of CLO Equity may view securitization products as an inappropriate investment, thereby reducing the number of potential buyers and/or potentially affecting liquidity in the secondary market.

CLO Equity are subject to certain transfer restrictions and can only be transferred to certain specified transferees. The issuer may, in the future, impose additional transfer restrictions to comply with changes in applicable law. Restrictions on the transfer of CLO Equity may further limit their liquidity. Investments in CLO Equity may have complicated accounting and tax implications.

Below Investment Grade Securities Risk

The Fund will invest primarily in CLO Debt that is rated below investment grade and in CLO Equity, which is typically unrated. The Fund may also invest in other securities which are rated below investment grade or unrated, but judged by to be of comparable quality by the Sub-Adviser. Securities of below investment grade quality are commonly referred to as “high-yield” securities or “junk” bonds. Investment in securities of below investment grade quality involves substantial risk of loss, the risk of which is particularly high in volatile market conditions. Securities of below investment grade quality are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default or decline in market value due to adverse economic and issuer-specific developments. Issuers of below investment grade securities are not perceived to be as strong financially as those with higher credit ratings. These issuers face ongoing uncertainties and exposure to adverse business, financial or economic conditions and are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Securities of below investment grade quality display increased price sensitivity to changing interest rates and to a deteriorating economic environment. The market values of certain below investment grade securities tend to reflect individual issuer developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. The market values for securities of below investment grade quality tend to be more volatile and such securities tend to be less liquid than investment grade debt securities, which could result in the Fund being unable to sell such securities for an extended period of time, if at all. The market for high-yield securities has historically been subject to disruptions that have caused substantial volatility in the prices of such securities. Consolidation in the financial services industry has resulted in there being fewer market makers for high-yield securities, which may result in further risk of illiquidity and volatility with respect to high-yield securities, and this trend may continue in the future. To the extent that a secondary market does exist for certain below investment grade securities, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because of the substantial risks associated with investments in below investment grade securities, you could have an increased risk of losing money on your investment in Shares, both in the short-term and the long-term.

The ratings of Moody’s, S&P, Fitch and other nationally recognized statistical rating organizations (“NRSRO”) represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. To the extent that the Fund invests in securities that have not been rated by an NRSRO, the Fund’s ability to achieve its investment objective will be more dependent on the Sub-Adviser’s credit analysis than would be the case when the Fund invests in rated securities.

Debt Securities Risk

The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund’s yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. The U.S. Federal Reserve has been engaged in an aggressive campaign to raise interest rates in an effort to combat historically high levels of inflation. Interest rate increases may continue. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.

Corporate Debt Risk

Corporate debt instruments pay fixed, variable or floating rates of interest. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. The value of fixed-income securities in which the Fund invests will change in response to fluctuations in interest rates. In addition, the value of certain fixed-income securities can fluctuate in response to perceptions of creditworthiness, political stability or soundness of economic policies. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

The reorganization of an issuer under the Federal or other bankruptcy laws may result in the issuer’s debt securities being cancelled without repayment, repaid only in part, or repaid in part or in whole through an exchange thereof for any combination of cash, debt securities, convertible securities, equity securities, or other instruments or rights in respect of the same issuer or a related entity. Fixed income securities generally are not traded on exchanges. The off-exchange market may be illiquid and there may be times when no counterparty is willing to purchase or sell certain securities. The nature of the market may make valuations difficult or unreliable.

Loan Risk

Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade and are subject to the risks typically associated with debt securities, such as credit risk and interest rate risk. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a bankruptcy court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans also are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price.

Senior Loan Risk. Senior loans are generally of below investment grade credit quality and therefore are subject to greater risks than investment grade corporate obligations. The prices of these investments may be volatile and will generally fluctuate due to a variety of factors that are inherently difficult to predict, including, but not limited to, changes in interest rates, prevailing credit spreads, general economic conditions, financial market conditions, U.S. and non-U.S. economic or political events, developments or trends in any particular industry, and the financial condition of certain Borrowers. Additionally, senior loans have significant liquidity and market value risks since they are not traded in organized exchange markets but are traded by banks and other institutional counterparties. Furthermore, because such loans are privately syndicated and the applicable loan agreements are privately negotiated and customized, such loans are not purchased or sold as easily as publicly listed securities.

While such loans are generally intended to be secured by collateral, losses could result from default and foreclosure. Therefore, the value of the underlying collateral, the creditworthiness of the Borrower and the priority of the lien are each of great importance. The Adviser and the Sub-Adviser cannot guarantee the adequacy of the protection of the Fund’s interests. If the terms of a senior loan do not require the Borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the Borrower’s obligations under the senior loans. Furthermore, the Adviser and the Sub-Adviser cannot assure investors that claims may not be asserted that might interfere with enforcement of the Fund’s rights. In the event of a foreclosure, the Fund may assume direct ownership of the underlying collateral. The liquidation proceeds upon sale of collateral may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss. To the extent that a senior loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the Borrower. Such senior loans involve a greater risk of loss.

While interest rates remain below historical averages, the Federal Reserve has recently implemented several increases to the Federal Funds rate. Increases in interest rates may adversely impact the ability of Borrowers to meet interest payment obligations and/or refinance their outstanding senior loans on attractive terms, which may adversely impact Borrowers and increase defaults on senior loans. The terms and covenants of senior loans may vary, and market expectations for such terms and covenants may change over time. More permissive covenants, with respect to the financial condition, operations and use of collateral by Borrowers, may provide Borrowers with additional flexibility, which may reduce the likelihood of default, but may also reduce the extent to which the holders of senior loans can recover in the event of a default. In the event of an economic downturn, recoveries upon default of senior loans may be less than in past market cycles.

Senior loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of senior loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of senior loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser and the Sub-Adviser, do not represent fair value. If the Fund attempts to sell a senior loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the senior loan may be adversely affected.

Second Lient Loans Risk. Second lien loans are secured by liens on the collateral securing the loan that are subordinated to the liens of at least one other class of obligations of the related obligor, and thus, the ability of the Fund to exercise remedies after a second lien loan becomes a defaulted loan is subordinated to, and limited by, the rights of the senior creditors holding such other classes of obligations. In many circumstances, the Fund may be prevented from foreclosing on the collateral securing a second lien loan until the related senior loan is paid in full. Moreover, any amounts that might be realized as a result of collection efforts or in connection with a bankruptcy or insolvency proceeding involving a second lien loan must generally be turned over to the senior secured lender until the senior secured lender has realized the full value of its own claims. In addition, certain of the second lien loans may contain provisions requiring the Fund’s interest in the collateral to be released in certain circumstances. These lien and payment obligation subordination provisions may materially and adversely affect the ability of the Fund to realize value from second lien loans.

Unsecured Loan Risk. Unsecured loans do not benefit from any security interest in the assets of the Borrower. Liens on such Borrowers’ assets, if any, will secure the applicable Borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the Borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before repayment of unsecured instruments held by the Fund. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Fund’s unsecured obligations after payment in full of all secured loan obligations. If such proceeds were not sufficient to repay the outstanding secured loan obligations, then the Fund’s unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the borrower’s remaining assets, if any.

Loan Participation and Assignment Risk. The Fund may purchase senior loans, second lien loans and unsecured loans on a direct assignment basis from a participant in the original syndicate of lenders or from subsequent assignees of such interests. The Fund may also purchase, without limitation, participations in senior loans, second lien loans and unsecured loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement against the Borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the Borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund may not be able to conduct the same due diligence on the Borrower with respect to a loan that the Fund would otherwise conduct. In addition, as a holder of the participations, the Fund may not have voting rights or inspection rights that the Fund would otherwise have if it were investing directly in the loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the Borrower. Investments in bank loans may not be securities as defined within the Securities Act and therefore may not have the protections afforded by the federal securities laws.

“Covenant-Lite” Loans Risk. The Fund may invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack certain financial maintenance covenants. While these loans may still contain other collateral protections, a covenant-lite loan may carry more risk than a covenant-heavy loan made by the same borrower as it does not require the borrower to provide affirmation that certain specific financial tests have been satisfied on a routine basis as is required under a covenant-heavy loan agreement. Should a loan held by the Fund begin to deteriorate in quality, the Fund’s ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay the Fund’s ability to seek to recover its investment.

Regulatory Risk for Loans. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans. In November 2022, the SEC proposed rule amendments which, among other things, would amend the liquidity rule framework for open-end funds. While the proposal is not directly applicable to the Fund, if the rule amendments are adopted as proposed, they could have a negative impact on the market for loans as open-end funds subject to the rule exit the market. The nature and extent of the proposal’s impact will not be known unless and until any final rulemaking is adopted.

Structured Credit Instruments Risk

Holders of structured credit instruments bear risks of the underlying investments, index or reference obligation as well as risks associated with the issuer of the instrument, which is often a special purpose vehicle, and may also be subject to counterparty risk. As an investor in structured credit instruments, the Fund typically will have the right to receive payments only from the issuer of the structured credit instrument, and generally would not have direct rights against the issuer of or entity that sold the underlying assets. While certain structured credit instruments enable the Fund to obtain exposure to a pool of credit instruments without the brokerage and other expenses associated with directly holding the same instruments, investors in structured credit instruments generally pay their share of the administrative and other expenses of the issuer of the instrument. The prices of indices and instruments underlying structured credit instruments, and, therefore, the prices of structured credit instruments, will be influenced by, and will rise and fall in response to, the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured credit instrument uses shorter term financing to purchase longer term instruments, the issuer may be forced to sell its instruments at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured credit instruments owned by the Fund. Certain structured credit instruments may be thinly traded or have a limited trading market.

The Fund may invest in structured credit instruments collateralized by low grade or defaulted loans or securities. Investments in such structured credit instruments are subject to the risks associated with below investment grade securities. Such securities are characterized by high risk.

The Fund may invest in senior classes and subordinated classes, including residual or equity interests, issued by structured credit vehicles. The payment of cash flows from the underlying assets to senior classes take precedence over those of subordinated classes, and therefore subordinated classes are subject to greater risk. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on the assets and availability, price and interest rates of the assets.

Illiquid Investments Risk

The Fund may invest in restricted, as well as thinly traded, instruments and securities (including privately placed securities and instruments that are subject to Rule 144A). There may be no trading market for these securities and instruments, and the Fund might only be able to liquidate these positions, if at all, at disadvantageous prices. As a result, the Fund may be required to hold such securities despite adverse price movements. Privately issued securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Sub-Adviser’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations.

Certain stressed and distressed investments, for various reasons, may not be capable of an advantageous disposition prior to the date the Fund is to be dissolved. The Fund may be required to sell, distribute in kind or otherwise dispose of investments at a disadvantageous time as a result of any such dissolution.

Other Investment Companies Risk

Investments in other investment companies present certain special considerations and risks not present in making direct investments in securities in which the Fund may invest. Investments in other investment companies involve operating expenses and fees that are in addition to the expenses and fees borne by the Fund. Such expenses and fees attributable to the Fund’s investments in other investment companies are borne indirectly by Shareholders. Accordingly, investment in such entities involves expense and fee layering. Investments in other investment companies may expose the Fund to an additional layer of financial leverage. To the extent management fees of other investment companies are based on total gross assets, it may create an incentive for such entities’ managers to employ financial leverage, thereby adding additional expense and increasing volatility and risk. Investments in other investment companies also expose the Fund to additional management risk; the success of the Fund’s investments in other investment companies will depend in large part on the investment skills and implementation abilities of the advisers or managers of such entities. Decisions made by the advisers or managers of such entities may cause the Fund to incur losses or to miss profit opportunities. To the extent the Fund will invest in ETFs or other investment companies that seek to track a specified index, such investments will be subject to tracking error risk.

 Exchange-Traded Fund Risk

For ETFs tracking an index of securities, the cumulative percentage increase or decrease in the NAV of the shares of an ETF may over time diverge significantly from the cumulative percentage increase or decrease in the relevant index due to the compounding effect experienced by an ETF which results from a number of factors, including, leverage (if applicable), daily rebalancing, fees, expenses and interest income, which in turn results in greater non-correlation between the return of an ETF and its corresponding index. Moreover, because an ETF’s portfolio turnover rate may be very high due to daily rebalancing, holding both long and short futures contracts, leverage (if applicable) and and/or market volatility, such ETF will incur additional brokerage costs, operating costs and may generate increased taxable capital gains, which, in turn, would adversely affect the value of the shares of such ETF. In addition, fixed-income ETFs that track an index often require some type of sampling or optimization because they are typically market benchmarks but not tradable portfolios. Such ETFs often include many more securities than equity ETFs, and the securities included are often less liquid, resulting in fewer opportunities and greater costs to replicate the relevant index. Many instruments in fixed-income indices are illiquid or hard to obtain, as many investors may buy them at issuance and hold them to maturity.

Short Sales Risk

Short sales involve selling securities of an issuer short in the expectation of covering the short sale with securities purchased in the open market at a price lower than that received in the short sale. If the price of the issuer’s securities declines, the Fund may then cover the short position with securities purchased in the market. The profit realized on a short sale will be the difference between the price received in the sale and the cost of the securities purchased to cover the sale. The possible losses from selling short a security differ from losses that could be incurred from a cash investment in the security; the former may be unlimited, whereas the latter can only equal the total amount of the cash investment. Short selling activities are also subject to restrictions imposed by the federal securities laws and the various national and regional securities exchanges, which restrictions could limit the Fund’s investment activities. There can be no assurance that securities necessary to cover a short position will be available for purchase.

Synthetically created short positions will involve both hedging situations, where the position is intended to wholly or partially offset risk associated with another position in a related security, and speculative situations, where the Sub-Adviser uses shorting techniques to take advantage of the decline in the price of particular assets. The Fund will generally realize a profit or a loss as a result of a synthetically created short position if the value of the underlying asset decreases or increases respectively during the relevant term of the short position. In addition, the Fund will be required to post collateral on such positions as required pursuant to the agreement with the relevant transaction counterparty. The use of short selling through credit default swaps and total return swaps will subject the Fund to counterparty credit risk in the event of a default by the counterparty which could result in the loss of collateral posted with such counterparty and gains to which the Fund would otherwise be entitled absent the default of the counterparty. In addition, depending on the nature of the synthetic instrument used by the Fund to create short exposure, the Fund could be subject to the risk of unlimited losses.

Interest Rate Risk

Interest rate risk is the risk that credit securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of fixed income credit securities generally will fall. These risks may be greater in the current market environment because while interest rates were historically low in recent years, the Federal Reserve has begun increasing the Federal Funds rate to address inflation. Prevailing interest rates may be adversely impacted by market and economic factors. Markets are currently experiencing increased volatility due to the impact of inflation and rising interest rates, which may adversely affect the value and/or liquidity of certain of the Fund’s investments. The prices of longer-term securities fluctuate more than prices of shorter-term securities as interest rates change. The Fund’s use of leverage will tend to increase the interest rate risk to which its Shares are subject. The Fund will invest primarily in variable and floating rate credit instruments and other structured credit investments, which generally are less sensitive to interest rate changes than fixed rate instruments, but generally will not increase in value if interest rates decline. A rise in interest rates may negatively impact the Fund’s or its investments’ leverage expenses and future income, as the Fund or its investments will be required to earn more income investments to recoup any increased costs of leverage.

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of Shares and distributions can decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the U.S. or global economy and changes in monetary or economic policies (or expectations that these policies may change), and the Fund’s investments may not keep pace with inflation, which would adversely affect the Fund. This risk is significantly elevated compared to normal conditions because of recent monetary policy measures and the low interest rate environment in recent years. In response to the recent rise in inflation rates, the Federal Reserve has begun raising the Federal Funds rate. During any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to Shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Prepayment Risk

The frequency at which prepayments (including voluntary prepayments by the obligors and accelerations due to defaults) occur on bonds and loans will be affected by a variety of factors including the prevailing level of interest rates and spreads as well as economic, demographic, tax, social, legal and other factors. Generally, obligors tend to prepay their fixed rate obligations when prevailing interest rates fall below the coupon rates on their obligations. Similarly, floating rate issuers and borrowers tend to prepay their obligations when spreads narrow.

In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments, and “discount” securities (securities whose principal or par amounts exceed their market values) are adversely affected by slower than anticipated prepayments. Since many fixed rate obligations will be discount securities when interest rates and/or spreads are high, and will be premium securities when interest rates and/or spreads are low, such securities and asset-backed securities may be adversely affected by changes in prepayments in any interest rate environment.

The adverse effects of prepayments may impact the Fund’s portfolio in several ways. During periods of declining interest rates, when the issuer of a security exercises its option to prepay principal earlier than scheduled, the Fund may be required to reinvest the proceeds of such prepayment in lower-yielding securities. Particular investments may experience outright losses, as in the case of an interest-only security in an environment of faster actual or anticipated prepayments. In addition, particular investments may underperform relative to hedges that the Sub-Adviser may have constructed for these investments, resulting in a loss to the Fund’s overall portfolio. In particular, prepayments (at par) may limit the potential upside of many securities to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss.

Repayment Risk

The prices of certain debt securities may drop because of the failure of borrowers to repay their loans, poor management, or the inability to obtain financing either on favorable terms or at all. If the assets underlying certain debt securities do not generate sufficient income to meet operating expenses, including, where applicable, debt service, lease payments, and other capital expenditures, the income and ability of the issuers of such securities to make payments of interest and principal on their loans will be adversely affected.

Duration and Maturity Risk

The Fund has no set policy regarding maturity or duration of credit instruments in which it may invest or of the Fund’s portfolio generally. The price of fixed rate securities with longer maturities or duration generally is more significantly impacted by changes in interest rates than those of fixed rate securities with shorter maturities or duration. Therefore, generally speaking, the longer the duration of the Fund’s portfolio, the more exposure the Fund will have to interest rate risk described above. The Sub-Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and all factors that the Sub-Adviser deems relevant. Any decisions as to the targeted duration or maturity of any particular category of investments or of the Fund’s portfolio generally will be made based on all pertinent market factors at any given time. The Fund may incur costs in seeking to adjust the portfolio average duration or maturity. There can be no assurance that the Sub-Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.

Credit Risk

Credit risk is the risk that an issuer of securities in which the Fund invests or an asset underlying a CLO in which the Fund invests will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the Fund invests. However, ratings are only the opinions of the agencies issuing them, may change less quickly than relevant circumstances and are not absolute guarantees of the quality of the securities. Furthermore, the Fund’s investments may not be rated by any rating agency or may be below investment grade. The Fund will be more dependent upon the judgment of the Sub-Adviser as to the credit quality of such unrated securities. A default, downgrade or credit impairment of any of its investments could result in a significant or even total loss of the investment.

Bankruptcy Cases Risk

Many of the events within a bankruptcy case are adversarial and often beyond the control of the creditors. While creditors generally are afforded an opportunity to object to significant actions, there can be no assurance that a bankruptcy court would not approve actions that may be contrary to the interests of the partners. Furthermore, there are instances where creditors lose their ranking and priority as such if they are considered to have taken over management and functional operating control of a debtor. Generally, the duration of a bankruptcy case can only be roughly estimated. The reorganization of a Borrower usually involves the development and negotiation of a plan of reorganization, plan approval by creditors and confirmation by the bankruptcy court. This process can involve substantial legal, professional and administrative costs to the Borrower and the Fund; it is subject to unpredictable and lengthy delays; and during the process the Borrower’s competitive position may erode, key management may depart and the company may not be able to invest adequately.

U.S. bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization for the purpose of voting on a plan of reorganization. Because the standard for classification is vague, there exists a significant risk that the Fund’s influence with respect to a class of securities can be lost by the inflation of the number and the amount of claims in, or other gerrymandering of, the class.

In addition, certain administrative costs and claims that have priority by law over the claims of certain creditors (for example, claims for taxes) may be quite high. The administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors (other than out of assets or proceeds thereof, which are subject to valid and enforceable liens and other security interests). In addition, certain claims that have priority by law over the claims of certain creditors (for example, claims for taxes) may be quite high.

 Creditor Committee Risk

The Sub-Adviser, on behalf of the Fund as a holder of distressed investments and other credit instruments, may participate on committees formed by creditors to negotiate with the management of financially troubled companies that may or may not be in bankruptcy or seek to negotiate directly with debtors with respect to restructuring issues. In situations where the Sub-Adviser chooses to join creditors’ committees, the Fund would likely be only one of many participants, each of whom would be interested in obtaining an outcome that is in its individual best interests. There can be no assurance that participation on a creditors’ committee will yield favorable results in such proceedings, and such participation may entail significant legal fees and other expenses. Participation on such committees may expose the Fund to liability to other creditors.

Participation in restructuring activities may provide the Sub-Adviser with material non-public information that may restrict the Fund’s ability to trade in the Borrower’s securities or other instruments. Determination of whether information is material and non-public and how long knowledge of such information restricts trading is a matter of considerable uncertainty and judgment. While the Sub-Adviser intends to comply with all applicable securities laws and to make judgments concerning restrictions on trading in good faith, there may be circumstances where the Fund may trade in a Borrower’s securities or instruments while engaged in restructuring activities relating to that Borrower. Such trading creates a risk of litigation and liability that may result in significant legal fees and potential losses.

Board Participation Risk

From time to time, an investment by the Fund may provide the Fund with the right to appoint or more members of the board of directors of a portfolio company or to appoint representatives to serve as observers to such boards of directors. Although such positions in certain circumstances enhance the ability to manage such investment, due to the duties imposed on the Fund’s representatives on boards of directors or receipt of material nonpublic information by such representatives, these positions may also have the effect of impairing the Fund’s ability to sell the related securities or instruments when, and upon the terms, it may otherwise desire. These restrictions may subject the Fund or its representatives to claims they would not otherwise be subject to as an investor, including claims of breach of duty of loyalty, securities claims and other director related claims.

Certain Other Creditor Risks

Debt securities are also subject to other creditor risks, including, without limitation, (a) the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws, (b) so-called “lender liability” claims by the issuer of the obligations and (c) environmental liabilities that may arise with respect to collateral securing the obligations.

Under common law principles that, in some cases, form the basis for lender liability claims, certain actions by creditors may result in the subordination of the claim of the offending lending institution to the claims of the disadvantaged creditor or creditors, called equitable subordination. Because of the nature of certain distressed investments, a fund holding such investments could be subject to allegations of lender liability and/or subject to claims from creditors of an obligor that investments issued by such obligor should be equitably subordinated. A portion of the Fund’s investments may involve situations in which the Fund will not be the lead creditor. Accordingly, it is possible that lender liability or equitable subordination claims that affect the Fund’s investments could arise without the direct involvement of the Fund.

Equity Investments Risk

Incidental to the Fund’s investments in senior loans and debt securities, the Fund may acquire or hold equity securities, or warrants to purchase equity securities, of a Borrower or issuer. Common equity securities prices fluctuate for a number of reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market and broader domestic and international political and economic events. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The prices of common equity securities are also sensitive to general movements in the stock market, so a drop in the stock market may depress the prices of common stocks and other equity securities to which the Fund has exposure. Dividends on common equity securities are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of the common equity securities will declare dividends in the future or that, if declared, they will remain at current levels or increase over time.

Warrants give holders the right, but not the obligation, to buy common stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant. Warrants have a subordinate claim on a borrower’s assets compared with debt securities. As a result, the values of warrants generally are dependent on the financial condition of the borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants may be more volatile than those of senior loans or corporate bonds and this may increase the volatility of the NAV of the Shares.

The Fund’s goal is ultimately to dispose of equity interests and realize gains upon its disposition of such interests. However, the equity interests the Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences.

Small and Middle Market Companies Risk

The Fund may invest in securities of issuers of any market capitalization. Investments in securities of small and middle market companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are typically more subject to changes in earnings and future earnings prospects. Small and middle market companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, these companies often have limited product lines, services, markets or financial resources, or are dependent on a small management group. Since these securities are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, small and middle market companies’ performance can be more volatile and the companies face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Non-U.S. Investments Risk

Issuers of foreign securities are not subject to United States reporting and accounting requirements. Foreign reporting requirements may result in less information being available or in a lack of uniformity in the manner in which information is presented. The risk of loss associated with investments in securities of foreign issuers, particularly in less developed markets, include currency exchange risks, expropriation, or limits on repatriating an investment, government intervention, confiscatory taxation, political, economic or social instability, illiquidity, less efficient markets, price volatility and market manipulation.

Some foreign securities may be subject to brokerage or stock transfer taxes levied by foreign governments, which would have the effect of increasing the cost of investment and which may reduce the realized gain or increase the loss on such securities at the time of sale. The issuers of some of these securities, such as banks and other financial institutions, may be subject to less stringent or different regulations than would be the case for U.S. issuers and therefore potentially carry greater risk. Custodial expenses for a portfolio of non-U.S. securities generally are higher than for a portfolio of U.S. securities. In addition, dividend and interest payments from, and capital gains in respect of, certain foreign securities may be subject to foreign taxes that may or may not be reclaimable.

In addition, costs associated with transactions in non-U.S. markets (including brokerage, execution, clearing and custodial costs) may be substantially higher than costs associated with transactions in U.S. markets. Such non-U.S. transactions may also involve additional costs for the purchase or sale of currencies in which the Fund’s assets are denominated in order to settle such transactions. Furthermore, clearing and registration procedures may be under-developed enhancing the risks of error, fraud, or default.

Many of the laws that govern foreign investment, securities transactions and other contractual relationships in non-U.S. securities markets are different than or not as fully developed as those in the United States. As a result, the Fund may be subject to a number of risks, including inadequate investor protection, contradictory legislation, incomplete, unclear and changing laws, ignorance or breaches of regulations on the part of other market participants, lack of established or effective avenues for legal redress, lack of standard practices and confidentiality customs characteristic of U.S. markets, and lack of enforcement of existing regulations. There can be no assurance that this difficulty in protecting and enforcing rights will not have a material adverse effect on the Fund and its operations. In addition, the income and gains of the Fund may be subject to withholding taxes imposed by foreign governments for which investors may not receive a full foreign tax credit. Furthermore, it may be more difficult to obtain and enforce a judgment in a court outside of the United States than to enforce one in the United States.

Valuation Risk

Because the secondary markets for certain investments may be limited, they may be difficult to value. Where market quotations are not readily available or deemed unreliable, the Fund will value such securities at its valuation designee’s direction and in accordance with fair value procedures adopted by the Fund and the Adviser as valuation designee. The Fund generally uses non-binding indicative bid prices provided by an independent pricing service or broker as the primary basis for determining the value of CLO Debt and CLO Equity, which may be adjusted for pending distributions, as applicable, as of the applicable valuation date. These bid prices are non-binding, and may not be determinative of fair value. Valuations of some or all of the Fund’s investments may include input from the Sub-Adviser and third parties, which may be based on subjective inputs of the Sub-Adviser or such third parties. Valuation of such securities may require more research than for more liquid investments. In valuing the Fund’s investments in CLO Debt and CLO Equity, in addition to non-binding indicative bid prices provided by an independent pricing service or broker, the valuation designee also may consider a variety of relevant factors, including recent trading prices for specific investments, recent purchases and sales known to the Fund in similar securities, other information known to the Fund relating to the securities, and discounted cash flows based on output from a third-party financial model, using projected future cash flows. Elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. In some cases, valuation of certain investments may be based upon models, indicative quotes or estimates of value and not actual executed historical trades. Reasonable efforts will be made to base such inputs on observable market prices and inputs but there can be no assurances that such information will be readily available. Generally, there is not a public market for the CLO securities in which the Fund will invest. A security that is fair valued may be valued at a price higher or lower than the value determined by other funds using their own fair valuation procedures. Prices obtained by the Fund upon the sale of such securities may not equal the value at which the Fund carried the investment on its books, which would adversely affect the NAV of the Fund. The Fund may incur costs in connection with valuing its investments, including costs associated with the retention of valuation firms to value certain of the Fund’s investments.

Large Shareholder Transaction Risk

To the extent a large proportion of Shares are held by a small number of Shareholders (or a single Shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these Shareholders will seek to sell Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Shares tendered by a small number of Shareholders (or a single Shareholder) may exceed the number of Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Shareholders, the Fund will repurchase only a pro rata portion of Shares tendered by each Shareholder.

Management Risk

The Fund is subject to management risk because the Fund will have an actively managed portfolio. The Adviser and Sub-Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Dependence on Sub-Adviser

The Sub-Adviser is responsible for the day to day management of the Fund’s portfolio. The Fund has no employees, and the success of the Fund is highly dependent on the financial and managerial expertise of the Sub-Adviser. The Fund will be more reliant upon the ability of the Sub-Adviser to identify, research, analyze and monitor its investments than is the case with investments in publicly traded securities. The loss of one or more of the members of the Investment Committee of the Sub-Adviser could have a material adverse effect on the performance of the Fund. Although the Sub-Adviser and the members of the Investment Committee of the Sub-Adviser will devote a significant amount of their respective efforts to the Fund, they actively manage investments for other clients and are not required to (and will not) devote all of their time to the Fund’s affairs.

In addition, the Sub-Adviser provides to the Adviser certain non-advisory consulting services, including certain services related to the Fund such as assistance with design and structuring of the Fund, its share classes and shareholder service features, assistance with shareholder and intermediary communications, and is compensated by the Adviser for such services.

Competition Risk

The Fund will compete for investments with other investment companies and investment funds (including private equity funds, mezzanine funds and CLOs), as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, invest in the junior debt tranches of CLOs. As a result of these new entrants, competition for investment opportunities in the junior debt tranches of CLOs may intensify. Many of our competitors are substantially larger and have considerably greater financial, technical and marketing resources than we do. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments than we have. These characteristics could allow our competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than we are able to do. We may lose investment opportunities if we do not match our competitors’ pricing, terms and structure. If we are forced to match our competitors’ pricing, terms and structure, we may not be able to achieve acceptable returns on our investments or may bear substantial risk of capital loss. A significant part of our expected competitive advantage stems from the fact that the market for the junior debt tranches of CLOs is underserved by financing sources generally. A significant increase in the number and/or the size of our competitors in this target market could force us to accept less attractive investment terms. Furthermore, many of our competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act will impose on us as a registered closed-end management investment company.

Conflicts of Interest Risk

Various potential and actual conflicts of interest may arise from the overall investment activity of the Fund, the Sub-Adviser and its affiliates. Certain inherent conflicts of interest may arise from the fact that the Sub-Adviser and its affiliates may in the future carry on substantial investment activities for other client accounts, including discretionary accounts and other investment vehicles (collectively, the “Other Accounts”).

Some of the Other Accounts may invest in the same or different securities as the Fund, compete with the Fund for the same investment opportunities (which may be limited) and/or engage in transactions or other activities or pursue investment strategies which are inconsistent with those effected for the Fund or which are contrary to or conflict with the interests of the Fund.

The Sub-Adviser and its affiliates may give advice to or effect transactions on behalf of Other Accounts that are inconsistent with or contrary to advice given or transactions effected on behalf of the Fund.

The Sub-Adviser or its affiliates could manage one or more Other Accounts that may invest in different levels of the capital structure of a portfolio company, the debt or equity of which is held by the Fund. If a common portfolio company were to experience financial difficulty, the interests of the Fund could be different from the interest in such portfolio company held by one or more Other Accounts. To the extent that such a conflict arises, the Sub-Adviser and its affiliates will seek to resolve such conflicts on a case-by-case basis in the best interest of Fund and such Other Accounts, and in accordance with the restrictions of the 1940 Act.

Allocation of Investment Opportunities. The Sub-Adviser and its affiliates are not obligated to allocate all investment opportunities that may be appropriate for the Fund to the Fund. Allocation of investment opportunities among the Fund and the Other Accounts will be subject to the Sub-Adviser’s allocation procedures which generally provide that investments will be allocated on a fair and equitable basis over time (but not necessarily on a pro rata basis), having regard to such matters as available capital, relative exposure to market trends, risk tolerance, expected duration of the Fund or the investments, the investment programs and portfolio positions of the Fund and the affiliated entities for which participation is appropriate, guidelines, concentration limits and other limitations established by the respective entities, and applicable tax and regulatory considerations.

Allocation of Personnel. Such Other Accounts may be managed by current employees of the Sub-Adviser or by new portfolio managers hired by the Sub-Adviser and may follow a similar investment strategy as that employed by the Fund. The Sub-Adviser may have an incentive to retain such portfolio managers to manage the assets of such Other Accounts rather than or in addition to managing the assets of the Fund. Although the officers and employees of the Sub-Adviser will devote as much time to the Fund as the Sub-Adviser deems appropriate, the officers and employees, if any, may have conflicts in allocating their time and services among the Fund and other accounts now or hereafter advised by the Sub-Adviser and/or its affiliates.

Lack of Information Barriers. Situations may occur where the Fund may be deemed to have possession of material non-public information, including material non-public information concerning specific companies, as a result of other activities by the Sub-Adviser, including on behalf of other clients. Under applicable securities laws, this may limit the Sub-Adviser’s ability to buy or sell securities issued by such companies and the Fund may be unable to engage in certain transactions they would otherwise find attractive, or may be able to engage in such transactions only during limited periods of time. Due to these restrictions, the Fund may not be able to initiate a transaction that it otherwise might have initiated and may not be able to sell an investment that it otherwise might have sold. Similarly, the Sub-Adviser may decline to receive material nonpublic information in order to avoid trading restrictions with regard to any Other Account, even though access to such information may have been advantageous to the Fund. Clients and investors may be adversely affected by such restrictions.

While the Sub-Adviser has procedures in place to manage the risk associated with insider trading, the management of material non-public information could fail and result in the Sub-Adviser or one of its investment professionals buying and selling a security while, at least constructively, in possession of material non-public information. Inadvertent trading on material non-public information could have adverse effects on the Sub-Adviser’s reputation, or result in the imposition of regulatory or financial sanctions, and as a consequence, negatively impact the Sub-Adviser’s ability to perform its investment management services on behalf of regulations, or decide that it is advisable to establish information barriers in the future, which may affect how they provides advice.

Restrictions on Transactions with Affiliates. The 1940 Act limits the Fund’s ability to enter into certain transactions with certain of its affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security directly from or to any portfolio company of a registered investment company or other pooled investment vehicle managed by the Sub-Adviser or any of its affiliates. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same portfolio company (whether at the same or different times). The analysis of whether a particular transaction constitutes a joint transaction requires a review of the relevant facts and circumstances then existing. These limitations may limit the scope of investment opportunities that would otherwise be available to the Fund. For example, these limitations may limit the extent to which the Fund may invest in CLOs for which the Sub-Adviser or its affiliates act as CLO manager, even if such CLOs were otherwise attractive investments for the Fund.

Confidential Information Risk

The Fund frequently may possess material non-public information about an issuer as a result of its ownership of a credit instrument of an issuer. Because of prohibitions on trading in securities while in possession of material non-public information, the Fund might be unable to enter into a transaction in a security of the issuer when it would otherwise be advantageous to do so.

Tax Risk

The Fund has elected to be treated and intends to continue to qualify each year as a RIC under the Code. As a RIC, the Fund generally would not be subject to U.S. federal income tax to the extent that it distributes its investment company taxable income and net capital gains. To qualify for the special tax treatment available to RICs, the Fund must comply with certain income, distribution, and diversification requirements. If the Fund failed to meet any of these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to Shareholders. All distributions by the Fund from earnings and profits, including distributions of net capital gain (if any), would be taxable to Shareholders as dividends.

Certain of the Fund’s investments will cause the Fund to take into account taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in loans and other debt obligations that will be treated as having “market discount” and/or original issue discount (“OID”) for U.S. federal income tax purposes. Because the Fund may be allocated taxable income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize gain or loss on such liquidations. In the event the Fund realizes net capital gains from such liquidation transactions, the Fund and, ultimately, its Shareholders, may receive larger capital gain distributions than it or they would in the absence of such transactions.

The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in order to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.

Payment-In-Kind Investment Risk

The Fund’s investments may contain a payment-in-kind (or PIK) interest provision, including CLO Debt with PIK provisions. PIK investments carry additional risk as holders of these types of securities receive no cash until the cash payment date unless a portion of such securities is sold. If the issuer defaults the Fund may obtain no return on its investment. The PIK interest, computed at the contractual rate specified in the terms of such securities, is added to the principal balance of the security and recorded as interest income. Investments in payment-in-kind instruments may represent a higher credit risk than investments for which interest must be paid in full in cash on a regular basis. To avoid the imposition of corporate-level tax on the Fund, this non-cash source of income needs to be paid out to Shareholders in cash distributions even though the Fund has not yet collected and may never collect the cash relating to the PIK interest.

Portfolio Turnover Risk

The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may result in the realization and/or distribution to Shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Reliance on Service Providers

The Fund must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the operations and financial performance of the Fund. Fees and expenses of these service providers are borne by the Fund, and therefore indirectly by Shareholders. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill, or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund’s performance and ability to achieve its investment objective. The termination of the Fund’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund’s performance and ability to achieve its investment objective.

Technology Risk

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. As the use of internet technology has become more prevalent, the Fund and their respective service providers have become more susceptible to potential operational risks through breaches in cyber security (generally, intentional and unintentional events that may cause the Fund, or a service provider to lose proprietary information, suffer data corruption or lose operational capacity). There can be no guarantee that any risk management systems established by the Fund, their service providers, or issuers of the securities in which the Fund invests that are intended to reduce cyber security risks will succeed. The Fund cannot control such systems put in place by service providers or other third parties whose operations may affect the Fund and Shareholders.

Recent Market, Economic and Social Developments Risk

Periods of market volatility remain, and may continue to occur in the future, in response to various political, social and economic events both within and outside the United States. These conditions have resulted in, and in many cases continue to result in, greater price volatility, less liquidity, widening credit spreads and a lack of price transparency, with many securities remaining illiquid and of uncertain value. Such market conditions may adversely affect the Fund, including by making valuation of some of the Fund’s securities uncertain and/or result in sudden and significant valuation increases or declines in the Fund’s holdings. If there is a significant decline in the value of the Fund’s portfolio, this may impact the asset coverage levels for the Fund’s outstanding leverage.

Risks resulting from any future debt or other economic crisis could also have a detrimental impact on the global economic recovery, the financial condition of financial institutions and the Fund’s business, financial condition and results of operation. Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. To the extent uncertainty regarding the U.S. or global economy negatively impacts consumer confidence and consumer credit factors, the Fund’s business, financial condition and results of operations could be significantly and adversely affected. Downgrades to the credit ratings of major banks could result in increased borrowing costs for such banks and negatively affect the broader economy. Moreover, Federal Reserve policy, including with respect to certain interest rates, may also adversely affect the value, volatility and liquidity of dividend- and interest-paying securities. Market volatility, rising interest rates and/or unfavorable economic conditions could impair the Fund’s ability to achieve its investment objective.

The world has been susceptible to epidemics/pandemics, most recently COVID-19, which has been designated as a pandemic by the World Health Organization. Any outbreak of COVID-19, SARS, H1N1/09 flu, avian flu, other coronavirus, Ebola or other existing or new epidemics/pandemics, or the threat thereof, together with any resulting restrictions on travel or quarantines imposed, has had, and will continue to have, an adverse impact on the economy and business activity globally (including in the countries in which the Fund invests), and thereby is expected to adversely affect the performance of the Fund’s investments and the Fund’s ability to fulfill its investment objective. Furthermore, the rapid development of epidemics/pandemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, presents material uncertainty and risk with respect to the Fund and the performance of its investments.

Market Disruption and Geopolitical Risk

General economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, supply chain disruptions, labor shortages, energy and other resource shortages, changes in laws, trade barriers, currency exchange controls and national and international political circumstances (including governmental responses to public health crises or the spread of infectious diseases), may have long-term negative effects on the U.S. and worldwide financial markets and economy. These conditions have resulted in, and in many cases continue to result in, greater price volatility, less liquidity, widening credit spreads and a lack of price transparency, with many securities remaining illiquid and of uncertain value. Such market conditions may adversely affect the Fund, including by making valuation of some of the Fund’s securities uncertain and/or result in sudden and significant valuation increases or declines in the Fund’s holdings.

Risks resulting from any future debt or other economic crisis could also have a detrimental impact on the global economy, the financial condition of financial institutions and the Fund’s business, financial condition and results of operation. Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. To the extent uncertainty regarding the U.S. or global economy negatively impacts consumer confidence and consumer credit factors, the Fund could be significantly and adversely affected. Downgrades to the credit ratings of major banks could result in increased borrowing costs for such banks and negatively affect the broader economy. Moreover, Federal Reserve policy, including with respect to certain interest rates, may also adversely affect the value, volatility and liquidity of dividend- and interest-paying securities. Market volatility, rising interest rates and/or a return to unfavorable economic conditions could impair the Fund’s ability to achieve its investment objective.

The occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing pandemics (such as COVID-19), epidemics or outbreaks of infectious diseases in certain parts of the world, and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics, terrorist attacks in the U.S. and around the world, social and political discord, debt crises sovereign debt downgrades, increasingly strained relations between the U.S. and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the EU or the EMU, continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns, among others, may result in market volatility, may have long-term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide.

In particular, the consequences of the Russian military invasion of Ukraine, the impact on inflation and increased disruption to supply chains and energy resources may impact the Fund’s portfolio companies, result in an economic downturn or recession either globally or locally in the U.S. or other economies, reduce business activity, spawn additional conflicts (whether in the form of traditional military action, reignited “cold” wars or in the form of virtual warfare such as cyberattacks) with similar and perhaps wider ranging impacts and consequences and have an adverse impact on the Fund’s returns and net asset values. In response to the conflict between Russia and Ukraine, the U.S. and other countries have imposed sanctions or other restrictive actions against Russia, Russian-backed separatist regions in Ukraine, and certain banks, companies, government officials and other individuals in Russia and Belarus. Any of the above factors, including sanctions, export controls, tariffs, trade wars and other governmental actions, could have a material adverse effect on the Fund. The Fund has no way to predict the duration or outcome of the situation, as the conflict and government reactions are rapidly developing and beyond the Fund’s control. Prolonged unrest, military activities, or broad-based sanctions could have a material adverse effect on companies in which the Fund invests. Such consequences also may increase such companies’ funding costs or limit their access to the capital markets.

The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. Any of these effects could have a material adverse effect on the Fund.

Risks resulting from any future debt or other economic crisis could also have a detrimental impact on the global economic recovery, the financial condition of financial institutions and our business, financial condition and results of operation. Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. To the extent uncertainty regarding the U.S. or global economy negatively impacts consumer confidence and consumer credit factors, our business, financial condition and results of operations could be significantly and adversely affected. Downgrades to the credit ratings of major banks could result in increased borrowing costs for such banks and negatively affect the broader economy. Moreover, Federal Reserve policy, including with respect to certain interest rates, may also adversely affect the value, volatility and liquidity of dividend- and interest-paying securities. Market volatility, rising interest rates and/or a return to unfavorable economic conditions could impair the Fund’s ability to achieve its investment objective.

Legislation and Regulation Risk

At any time after the date of this Prospectus, legislation may be enacted that could negatively affect the companies in which the Fund will invest. Changing approaches to regulation may also have a negative impact on companies in which the Fund invests. In addition, legislation or regulation may change the way in which the Fund is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law in July 2010, has resulted in significant revisions to the U.S. financial regulatory framework. The Dodd-Frank Act covers a broad range of topics, including, among many others: a reorganization of federal financial regulators; the creation of a process designed to ensure financial system stability and the resolution of potentially insolvent financial firms; the enactment of new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and regulation of managers of private funds; the regulation of rating agencies; and the enactment of new federal requirements for residential mortgage loans. The regulation of various types of derivative instruments pursuant to the Dodd-Frank Act may adversely affect the Fund or its counterparties.

Section 619 of the Dodd-Frank Act, commonly referred to as the “Volcker Rule,” generally prohibits, subject to certain exemptions, covered banking entities from engaging in proprietary trading or sponsoring, or acquiring or retaining an ownership interest in covered funds (which has been broadly defined in a way which could include many CLOs). On June 25, 2020, the Federal Reserve Board issued a final rule to simplify and tailor compliance requirements relating to the Volcker Rule.

Given the limitations on banking entities investing in CLOs that are covered funds, the Volcker Rule may adversely affect the market value or liquidity of CLOs. Although the Volcker Rule and the implementing rules exempt “loan securitizations” from the definition of covered fund, not all CLOs may qualify for this exemption. Accordingly, in an effort to qualify for the “loan securitization” exemption, many current CLOs have amended their transaction documents to restrict the ability of the issuer to acquire bonds and certain other securities and future CLOs may contain similar restrictions.

The staff of the SEC has, in correspondence with registered management investment companies, raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities could adversely impact the Fund’s ability to implement its investment strategy and/or the Fund’s ability to raise capital through public offerings, or could cause the Fund to take certain actions that may result in an adverse impact on the Fund’s financial condition and results of operations.

In October 2014, six federal agencies adopted joint final rules implementing certain credit risk retention requirements contemplated in Section 941 of the Dodd-Frank Act (the “Risk Retention Rules”). A 2018 court ruling vacated the application of Risk Retention Rules to collateral managers of certain CLOs. As a result, it is possible that some collateral managers of such CLOs will decide to dispose of the interests they had retained in accordance with the Risk Retention Rules, or decide to take other action with respect to such interests that was not otherwise permitted by the Risk Retention Rules. In light of the outcome of the litigation described above, proposed legislation designed to modify the Risk Retention Rules, reports from the Department of the Treasury recommending potential modifications to the Risk Retention Rules and possible future interpretations by governmental authorities with respect to the Risk Retention Rules, the ultimate impact of the Risk Retention Rules on market generally remains uncertain.

In the EU, there has also been an increase in political and regulatory scrutiny of the securitization industry. This has resulted in a number of measures for increased regulation which are currently at various stages of implementation. CLOs issued in Europe are generally structured in compliance with the applicable EU securitization retention requirements. Such requirements may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of the Fund’s investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance of their collateral obligations.

Moreover, the SEC and its staff are also reportedly engaged in various initiatives and reviews that seek to improve and modernize the regulatory structure governing investment companies. These efforts appear to be focused on risk identification and controls in various areas, including embedded leverage through the use of derivatives and other trading practices, cybersecurity, liquidity, enhanced regulatory and public reporting requirements and the evaluation of systemic risks. Any new rules, guidance or regulatory initiatives resulting from these efforts could increase the Fund’s expenses and impact its returns to Shareholders or, in the extreme case, impact or limit the Fund’s use of various portfolio management strategies or techniques and adversely impact the Fund.

Changes enacted by the current presidential administration could significantly impact the regulation of financial markets in the U.S. Areas subject to potential change, amendment or repeal include trade and foreign policy, corporate tax rates, energy and infrastructure policies, the environment and sustainability, criminal and social justice initiatives, immigration, healthcare and the oversight of certain federal financial regulatory agencies and the Federal Reserve. Certain of these changes can, and have, been effectuated through executive order. Other potential changes that could be pursued by the current presidential administration could include an increase in the corporate income tax rate and changes to regulatory enforcement priorities. It is not possible to predict which, if any, of these actions will be taken or, if taken, their effect on the economy, securities markets or the financial stability of the U.S. The Fund may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Fund and its ability to achieve its investment objective.

Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows. Until the Fund knows what policy changes are made and how those changes impact the Fund’s business and the business of the Fund’s competitors over the long term, the Fund will not know if, overall, the Fund will benefit from them or be negatively affected by them. The Adviser and the Sub-Adviser intend to monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

SOFR Risk

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Cyber-Security Risk and Identity Theft Risks

The Fund’s operations will be highly dependent on its service providers’ information systems and technology and the Fund will rely heavily on its service providers’ financial, accounting, communications and other data processing systems. The service providers’ systems may fail to operate properly or become disabled as a result of tampering or a breach of its network security systems or otherwise. In addition, the service providers’ systems face ongoing cybersecurity threats and attacks. Attacks on the service providers’ systems could involve, and in some instances have in the past involved, attempts intended to obtain unauthorized access to its proprietary information, destroy data or disable, degrade or sabotage its systems, or divert or otherwise steal funds, including through the introduction of computer viruses, “phishing” attempts and other forms of social engineering. Cyberattacks and other security threats could originate from a wide variety of external sources, including cyber criminals, nation state hackers, hacktivists and other outside parties. Cyberattacks and other security threats could also originate from the malicious or accidental acts of insiders, such as employees of a service provider

There has been an increase in the frequency and sophistication of the cyber and security threats faced by the Fund’s service providers, with attacks ranging from those common to businesses to those that are more advanced and persistent, which may target the Fund’s service providers because they hold a significant amount of confidential and sensitive information about investors, portfolio holdings and potential investments. As a result, service providers may face a heightened risk of a security breach or disruption with respect to this information. There can be no assurance that measures a service provider takes to ensure the integrity of its systems will provide protection, especially because cyberattack techniques used change frequently or are not recognized until successful. If a service provider’s systems are compromised, do not operate properly or are disabled, or it fails to provide the appropriate regulatory or other notifications in a timely manner, a service provider could suffer financial loss, a disruption of its businesses, liability to its investment funds and fund investors, including the Fund and Shareholders, regulatory intervention or reputational damage. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means.

In addition, the Fund could also suffer losses in connection with updates to, or the failure to timely update, a service provider’s information systems and technology. In addition, the Fund’s service providers may be reliant on third party providers for certain aspects of its business, including certain information systems and technology, including cloud-based services. These third party providers could also face ongoing cyber security threats and compromises of their systems and as a result, unauthorized individuals could gain, and in some past instances have gained, access to certain confidential data.

Cybersecurity has become a top priority for regulators around the world. Many jurisdictions in which the Fund’s service providers operates have laws and regulations relating to data privacy, cybersecurity and protection of personal information, including, as examples, the General Data Protection Regulation in the EU and that went into effect in May 2018 and the California Consumer Privacy Act that went into effect in January 2020. Some jurisdictions have also enacted laws requiring companies to notify individuals and government agencies of data security breaches involving certain types of personal data.

Breaches in security, whether malicious in nature or through inadvertent transmittal or other loss of data, could potentially jeopardize the Fund’s investors’ or counterparties’ confidential, proprietary and other information processed and stored in, and transmitted through, the Fund’s service providers computer systems and networks, or otherwise cause interruptions or malfunctions in business and operations, which could result in significant financial losses, increased costs, liability to the Fund’s investors and other counterparties, regulatory intervention and reputational damage. Furthermore, if a Fund service provider fails to comply with the relevant laws and regulations or fail to provide the appropriate regulatory or other notifications of breach in a timely matter, it could result in regulatory investigations and penalties, which could lead to negative publicity and reputational harm, and may cause the Fund’s investors and clients to lose confidence in the effectiveness of the service provider’s security measures.

Operational Risk

The Fund may be exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures. In addition, other disruptive events, including, but not limited to, natural disasters and public health crises (such as the COVID-19 pandemic), can adversely affect the Fund’s ability to conduct business, in particular if the Fund’s personnel or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the Fund’s personnel and the employees of its service providers are able to work remotely, those remote work arrangements could result in the Fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.

Climate Change Risk

Climate change creates physical and financial risk and some of the issuers in which the Fund invests may be adversely affected by climate change. For example, the needs of customers of energy companies vary with weather conditions, primarily temperature and humidity. To the extent weather conditions are affected by climate change, energy use could increase or decrease depending on the duration and magnitude of any changes. Increases in the cost of energy could adversely affect the cost of operations of some issuers if the use of energy products or services is material to their business. A decrease in energy use due to weather changes may affect some issuers’ financial condition, through decreased revenues. Extreme weather conditions in general require more system backup, adding to costs, and can contribute to increased system stresses, including service interruptions.

Anti-Takeover Provisions

The Fund’s Amended and Restated Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. See “Certain Provisions in the Agreement and Declaration of Trust.”

Effects of Leverage [Text Block]

The Fund has no current intention to use leverage for investment purposes. However, the Fund may in the future use leverage to the extent permitted by the 1940 Act. The Fund may in the future, from time to time, use leverage for strategic or tactical purposes in seeking to achieve its investment objective. See “Leverage” in the SAI.

In addition, the Fund may enter into a borrowing facility to finance repurchase requests.

Under the 1940 Act, the Fund may not incur indebtedness if, immediately after incurring such Indebtedness, the Fund would have asset coverage (as defined in the 1940 Act) of less than 300% (i.e., for every dollar of indebtedness outstanding, the Fund is required to have at least three dollars of total assets, including the proceeds of leverage). Under the 1940 Act, the Fund may not issue preferred shares if, immediately after issuance, the Fund would have asset coverage (as defined in the 1940 Act) of less than 200% (i.e., for every dollar of preferred shares outstanding, the Fund is required to have at least two dollars of total assets, including the proceeds of leverage).

Use of leverage creates an opportunity for increased income and capital appreciation but, at the same time, creates special risks. The use of leverage would cause the Fund’s net asset value and level of distributions to be more volatile than if leverage were not used. The costs associated with the issuance of leverage would be borne by the Fund, which will result in a reduction of net asset value of the Shares and as a result such costs will be borne by Shareholders. The fees paid to the Adviser, and thereby to the Sub-Adviser, will be calculated on the basis of the Fund’s Managed Assets, including any proceeds from leverage, so the fees paid to the Adviser and Sub-Adviser will be higher when leverage is utilized. Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of leverage, which means that Shareholders effectively bear the entire management fee. There can be no assurance that a leveraging strategy will be utilized or, if utilized, will be successful.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The Fund is an unincorporated statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust, dated as of November 6, 2023. The following is a brief description of the terms of the Shares which may be issued by the Fund. This description does not purport to be complete and is qualified by reference to the Fund’s Certificate of Trust, Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws (collectively, the “Governing Documents”).

Shares

Pursuant to the Declaration of Trust, the Fund is authorized to issue an unlimited number of Shares of beneficial interest, par value $0.01 per share.

The Declaration of Trust authorizes the issuance of an unlimited number of Shares. Subject to receiving the Exemptive Relief, the Fund intends to offer two classes of Shares: Class A Shares and Class I Shares. The fees and expenses for the Fund are set forth in “Summary of Fees and Expenses” above.

Each Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable.

All Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including the financial statements and financial highlights, to all holders of its Shares.

The Fund will not issue certificates for Shares.

The Fund does not intend to hold annual meetings of shareholders.

The Shares are not and are not expected to be listed for trading on any national securities exchange nor is there expected to be any secondary trading market in the Shares.

Capitalization

The following information regarding the Fund’s authorized Shares is as of [   ]:

Title of Class	Amount Authorized	Amount Held by Fund for its own Account	Amount Outstanding Exclusive of Amounts held by Fund
Class A	Unlimited	None	None
Class I	Unlimited	None	None

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk

An investment in Shares is subject to investment risk, particularly under current economic, financial, labor and health conditions, including the possible loss of the entire principal amount that you invest. Your investment in Shares represents an indirect investment in the securities owned by the Fund. The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation or expectations about inflation, investor confidence or economic, political, social or financial market conditions, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and other similar events, that each of which may be temporary or last for extended periods of time. For example, the risks of a borrower’s default or bankruptcy or non-payment of scheduled interest or principal payments from senior floating rate interests held by the Fund are especially acute under these conditions. Furthermore, interest rates and bond yields may fall as a result of types of events, including responses by governmental entities to such events, which would magnify the Fund’s fixed-income instruments’ susceptibility to interest rate risk and diminish their yield and performance.

Different sectors, industries and security types may react differently to such developments and, when the market performs well, there is no assurance that the Fund’s investments will increase in value along with the broader markets. Volatility of financial markets, including potentially extreme volatility caused by the events described above, can expose the Fund to greater market risk than normal, possibly resulting in greatly reduced liquidity. Moreover, changing economic, political, social or financial market conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region because of the increasingly interconnected global economies and financial markets. The Sub-Adviser potentially could be prevented from considering, managing and executing investment decisions at an advantageous time or price or at all as a result of any domestic or global market or other disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, such as the current conditions, which have also resulted in impediments to the normal functioning of workforces, including personnel and systems of the Fund’s service providers and market intermediaries.

Your Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of distributions. A prospective investor should invest in the Shares only if the investor can sustain a complete loss in its investment.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk

The Fund will be classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk

As described under “Periodic Repurchase Offers” in this Prospectus, the Fund is an “interval fund” and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, will conduct repurchase offers for the Fund’s outstanding Shares at NAV, subject to approval of the Board. The Fund believes that these repurchase offers are generally beneficial to the Shareholders, and repurchases generally will be funded from available cash, cash from the sale of Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in an increased expense ratio for Shareholders who do not tender their Shares for repurchase, untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and cash from the sale of Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, but any such increases in the amounts repurchased may not exceed an aggregate of 2% in any three month period. In the event the Fund determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares (less any additional amounts repurchased in prior repurchase offers within a three month period) as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular month, thereby increasing the likelihood that proration will occur. A Shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund will generally be a taxable event to Shareholders

Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Illiquidity Risk There will be no public market for the Shares and the Shares will not be listed on any securities exchange. Consequently, an investment in Shares may be illiquid.
CLO Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLO Risk

CLOs often involve risks that are different from or more acute than risks associated with other types of credit instruments, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in junior tranches of CLO Debt and CLO Equity will likely be subordinate in right of payment to other senior tranches of CLO Debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

There may be less information available to the Fund regarding the underlying investments held by CLOs than if the Fund had invested directly in credit securities of the underlying issuers. Fund Shareholders will not know the details of the underlying investments of the CLOs in which the Fund invests. Due to their often complicated structures, various CLOs may be difficult to value and may constitute illiquid investments. In addition, there can be no assurance that a liquid market will exist in any CLO when the Fund seeks to sell its interest therein. Moreover, the value of CLOs may decrease if the ratings agencies reviewing such securities revise their ratings criteria and, as a result, lower their original rating of a CLO in which the Fund has invested. Further, the complex structure of the security may produce unexpected investment results. Also, it is possible that the Fund’s investment in a CLO will be subject to certain contractual limitations on transfer.

The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLOs, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Therefore, changes in the market value of the Fund’s CLO investments could be greater than the change in the market value of the underlying instruments.

The Fund will invest in CLO securities issued by CLOs that principally hold senior loans. As a result, as an investor in such CLOs, the Fund is subject to the risk of default on the senior loans by the Borrowers. While interest rates remain below historical averages, the Federal Reserve has recently implemented several increases to the Federal Funds rate. Increases in interest rates may adversely impact the ability of Borrowers to meet interest payment obligations on senior loans held by a CLO and increase the likelihood of default. Although a CLO’s holdings are typically diversified by industry and borrower, an increase in interest rates coupled with a general economic downturn may result in an increase in defaults on senior loans across various sectors of the economy. See “Risks—Senior Loan Risk” for a discussion of risks related to senior loans.

CLOs in which the Fund invests in may hold underlying instruments that are concentrated in a limited number of industries or borrowers. A downturn in any particular industry or borrower in which a CLO is heavily invested may subject that vehicle, and in turn the Fund, to a risk of significant loss and could significantly impact the aggregate returns realized by the Fund.

Investments in primary issuances of CLO securities may involve certain additional risks. Between the pricing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO Debt and distributions on the CLO Equity and could result in early redemptions which may cause holders of CLO Debt and CLO Equity to receive less than face value of their investment.

The failure by a CLO to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to securityholders, including the Fund. In the event that a CLO fails certain tests, holders of senior CLO Debt may be entitled to additional payments that would, in turn, reduce the payments that holders of junior CLO Debt and CLO Equity would otherwise be entitled to receive.

In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO Investments whereas the size of this market is relatively limited. Such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. In addition, the volume of new CLO issuances varies over time as a result of a variety of factors including new regulations, changes in interest rates, and other market forces. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.

The Fund will invest in CLO Debt and CLO Equity. While the Fund may invest in CLO Debt having any rating, the Fund currently intends to focus its investments in CLO Debt that are rated below investment grade. CLO Equity are typically not rated. Below investment grade and unrated instruments are often referred to as “junk” bonds and are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal. See “Risks—Below Investment Grade Securities Risk.”

Restructuring of Investments Held by CLOs. The manager of a CLO has broad authority to direct and supervise the investment and reinvestment of the investments held by the CLO, which may include the execution of amendments, waivers, modifications and other changes to the investment documentation in accordance with the collateral management agreement. During periods of economic uncertainty and recession, the incidence of amendments, waivers, modifications and restructurings of investments may increase. Such amendments, waivers, modifications and other restructurings will change the terms of the investments and in some cases may result in the CLO holding assets not meeting the CLO’s criteria for investments. This could adversely impact the coverage tests under an indenture governing the notes issued by the CLO. Any amendment, waiver, modification or other restructuring that reduces the CLO’s compliance with certain financial tests will make it more likely that the CLO will need to utilize cash to pay down the unpaid principal amount of CLO Debt to cure any breach in such test instead of making payments on CLO Equity. Any such use of cash would reduce distributions available and delay the timing of payments to the Fund.

The Fund cannot be certain that any particular restructuring strategy pursued by the CLO manager will maximize the value of or recovery on any investment. Any restructuring can fundamentally alter the nature of the related investment, and restructurings are not subject to the same underwriting standards that are employed in connection with the origination or acquisition of investments. Any restructuring could alter, reduce or delay the payment of interest or principal on any investment, which could delay the timing and reduce the amount of payments made to the Fund. Restructurings of investments might also result in extensions of the term thereof, which could delay the timing of payments made to the Fund.

If as a result of any such restructurings, the Sub-Adviser determines that continuing to hold instruments issued by such CLO is no longer in the best interest of the Fund, the Sub-Adviser may dispose of such CLO instruments. In certain instances, the Fund may be unable to dispose of such investments at advantageous prices and/or may be required to reinvest the proceeds of such disposition in lower-yielding investments.

CLO Management Risk. The activities of any CLO in which the Fund may invest will generally be directed by a collateral manager. In the Fund’s capacity as holder of CLO securities, the Fund is generally not able to make decisions with respect to the management, disposition or other realization of any investment, or other decisions regarding the business and affairs, of that CLO. Consequently, the success of any CLOs in which the Fund invests will depend, in large part, on the financial and managerial expertise of the collateral manager’s investment professionals. Subject to certain exceptions, any change in the investment professionals of the collateral manager will not present grounds for termination of the collateral management agreement. In addition, such investment professionals may not devote all of their professional time to the affairs of the CLOs in which the Fund invests. There can be no assurance that for any CLO, in the event that underlying instruments are prepaid, the collateral manager will be able to reinvest such proceeds in new instruments with equivalent investment returns. If the collateral manager cannot reinvest in new instruments with equivalent investment returns, the interest proceeds available to pay interest on the CLO securities may be adversely affected.

The transaction documents relating to the issuance of CLO securities may impose eligibility criteria on the assets of the CLO, restrict the ability of the CLO’s investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the CLO’s investment manager to maximize returns on the CLO securities. In addition, other parties involved in CLOs, such as third-party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CLO securities. Furthermore, CLO securities issuance transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CLO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.

The CLOs in which the Fund will invest are generally not registered as investment companies under the 1940 Act. As investors in these CLOs, the Fund is not afforded the protections that shareholders in an investment company registered under the 1940 Act would have.

The terms of CLOs set forth in their applicable transaction documents, including with respect to collateralization and/or interest coverage tests and asset eligibility criteria, may vary from CLO to CLO. Similarly the terms of the senior loans that constitute the underlying assets held by CLOs may vary. The senior loan and/or CLO market and loan market may evolve in ways that result in typical terms being less protective for the holders of CLO securities. As a result, the Fund will be reliant upon the Sub-Adviser’s ability to obtain and evaluate the terms of the CLOs in which the Fund invests, the terms of and creditworthiness of the borrowers with respect to the underlying assets held by those CLOs and information about the collateral managers of the CLOs.

CLO Interest Rate Risk. Although senior secured loans are generally floating rate instruments, the Fund’s investments in senior secured loans through CLOs will be sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO Equity. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses.

Because CLOs generally issue debt on a floating rate basis, an increase in LIBOR or SOFR will increase the financing costs of CLOs. Many of the senior secured loans held by these CLOs have LIBOR/SOFR floors such that, when LIBOR/SOFR is below the stated LIBOR/SOFR floor, the stated LIBOR/SOFR floor (rather than LIBOR/SOFR itself) is used to determine the interest payable under the loans. Therefore, if SOFR increases but stays below the average LIBOR/SOFR floor rate of the senior secured loans held by a CLO, there would not be a corresponding increase in the investment income of such CLOs. The combination of increased financing costs without a corresponding increase in investment income in such a scenario would result in smaller distributions to holders of the CLO Equity.

Many underlying corporate borrowers can elect to pay interest based on 1-month SOFR, 3-month SOFR and/or other rates in respect of the loans held by CLOs in which we are invested, in each case plus an applicable spread, whereas CLOs generally pay interest to holders of the CLO’s debt tranches based on 3-month SOFR plus a spread. The 3-month SOFR currently exceeds the 1-month SOFR by a significant amount, which may result in many underlying corporate borrowers electing to pay interest based on 1-month SOFR. This mismatch in the rate at which CLOs earn interest and the rate at which they pay interest on their debt tranches negatively impacts the cash flows on CLO Equity. Unless spreads are adjusted to account for such increases, these negative impacts may worsen to the extent the amount by which the 3-month SOFR exceeds the 1-month SOFR increases.

Reinvestment Risk. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment (for example, if a security has been downgraded by a rating agency). Additionally, the reinvestment period is a pre-determined finite period of time; however, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets. Early termination of the reinvestment period could adversely affect a CLO investment.

Legal and Regulatory Risk. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The Fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules. Changes in the regulation of CLOs may adversely affect the value of the investments held by the Fund and the ability of the Fund to execute its investment strategy.

CLO Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLO Equity Risk

The Fund may invest in CLO Equity, which are subordinated notes issued by a CLO (often referred to as the “residual,” “equity” or “subordinated” tranche), which are junior in priority of payment and are subject to certain payment restrictions generally set forth in an indenture governing the notes. In addition, CLO Equity generally do not benefit from any creditors’ rights or ability to exercise remedies under the indenture governing the notes. CLO Equity are not guaranteed by another party. CLO Equity are subject to greater risk that the senior CLO Debt issued by the CLO. CLOs are typically highly levered, utilizing up to approximately 10 times leverage, and therefore CLO Equity are subject to a higher risk of total loss. There can be no assurance that distributions on the assets held by the CLO will be sufficient to make any distributions or that the yield on the CLO Equity will meet the Fund’s expectations.

CLOs typically have no significant assets other than their underlying instruments. Accordingly, payments on CLO Investments are and will be payable solely from the cash flows from such instruments, net of all management fees and other expenses. CLOs generally may make payments on CLO Equity only to the extent permitted by the payment priority provisions of an indenture governing the notes issued by the CLO. CLO indentures generally provide that principal payments on CLO Equity may not be made on any payment date unless all amounts owing under the CLO Debt are paid in full. In addition, if a CLO does not meet the asset coverage tests or the interest coverage test set forth in the indenture governing the notes issued by the CLO, cash would be diverted from the CLO Equity to first pay the CLO Debt in amounts sufficient to cause such tests to be satisfied.

CLO Equity are unsecured and rank behind all of the secured creditors, known or unknown, of the issuer, including the holders of the CLO Debt it has issued. Consequently, to the extent that the value of the issuer’s portfolio of loan investments has been reduced as a result of conditions in the credit markets, defaulted loans, capital gains and losses on the underlying assets, prepayment or changes in interest rates, the value of CLO Equity realized at their redemption could be reduced. Accordingly, CLO Equity may not be paid in full and may be subject to up to 100% loss. As a result, relatively small numbers of defaults of instruments underlying CLOs in which the Fund holds CLO Equity may adversely impact the Fund’s returns.

The market value of CLO Equity may be significantly affected by a variety of factors, including changes in the market value of the investments held by the issuer, changes in distributions on the investments held by the issuer, defaults and recoveries on those investments, capital gains and losses on those investments, prepayments on those investments and other risks associated with those investments. The leveraged nature of CLO Equity are likely to magnify the adverse impact on the CLO Equity of changes in the market value of the investments held by the issuer, changes in the distributions on those investments, defaults and recoveries on those investments, capital gains and losses on those investments, prepayments on those investments and availability, prices and interest rates of those investments. The Fund must be prepared to hold CLO Equity for an indefinite period of time or until their stated maturity.

CLO Equity do not have a fixed coupon and payments on CLO Equity will be based on the income received from the underlying collateral and the payments made to the CLO Debt, both of which may be based on floating rates. While the payments on CLO Equity will be variable, CLO Equity may not offer the same level of protection against changes in interest rates as other floating rate instruments. An increase in interest rates would materially increase the financing costs of CLOs. Since underlying instruments held by a CLO may have SOFR floors, there may not be corresponding increases in investment income to the CLO (if SOFR increases but stays below the SOFR floor rate of such instruments) resulting in smaller distribution payments on CLO Equity.

CLO Equity are illiquid investments and subject to extensive transfer restrictions, and no party is under any obligation to make a market for CLO Equity. At times, there may be no market for CLO Equity, and the Fund may not be able to sell or otherwise transfer CLO Equity at their fair value, or at all, in the event that it determines to sell them. CLO Equity generally have experienced historically high volatility and significant fluctuations in market value. Additionally, some potential buyers of CLO Equity may view securitization products as an inappropriate investment, thereby reducing the number of potential buyers and/or potentially affecting liquidity in the secondary market.

CLO Equity are subject to certain transfer restrictions and can only be transferred to certain specified transferees. The issuer may, in the future, impose additional transfer restrictions to comply with changes in applicable law. Restrictions on the transfer of CLO Equity may further limit their liquidity. Investments in CLO Equity may have complicated accounting and tax implications.

Below Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade Securities Risk

The Fund will invest primarily in CLO Debt that is rated below investment grade and in CLO Equity, which is typically unrated. The Fund may also invest in other securities which are rated below investment grade or unrated, but judged by to be of comparable quality by the Sub-Adviser. Securities of below investment grade quality are commonly referred to as “high-yield” securities or “junk” bonds. Investment in securities of below investment grade quality involves substantial risk of loss, the risk of which is particularly high in volatile market conditions. Securities of below investment grade quality are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default or decline in market value due to adverse economic and issuer-specific developments. Issuers of below investment grade securities are not perceived to be as strong financially as those with higher credit ratings. These issuers face ongoing uncertainties and exposure to adverse business, financial or economic conditions and are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Securities of below investment grade quality display increased price sensitivity to changing interest rates and to a deteriorating economic environment. The market values of certain below investment grade securities tend to reflect individual issuer developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. The market values for securities of below investment grade quality tend to be more volatile and such securities tend to be less liquid than investment grade debt securities, which could result in the Fund being unable to sell such securities for an extended period of time, if at all. The market for high-yield securities has historically been subject to disruptions that have caused substantial volatility in the prices of such securities. Consolidation in the financial services industry has resulted in there being fewer market makers for high-yield securities, which may result in further risk of illiquidity and volatility with respect to high-yield securities, and this trend may continue in the future. To the extent that a secondary market does exist for certain below investment grade securities, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because of the substantial risks associated with investments in below investment grade securities, you could have an increased risk of losing money on your investment in Shares, both in the short-term and the long-term.

The ratings of Moody’s, S&P, Fitch and other nationally recognized statistical rating organizations (“NRSRO”) represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. To the extent that the Fund invests in securities that have not been rated by an NRSRO, the Fund’s ability to achieve its investment objective will be more dependent on the Sub-Adviser’s credit analysis than would be the case when the Fund invests in rated securities.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities Risk

The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund’s yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. The U.S. Federal Reserve has been engaged in an aggressive campaign to raise interest rates in an effort to combat historically high levels of inflation. Interest rate increases may continue. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.

Corporate Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate Debt Risk

Corporate debt instruments pay fixed, variable or floating rates of interest. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. The value of fixed-income securities in which the Fund invests will change in response to fluctuations in interest rates. In addition, the value of certain fixed-income securities can fluctuate in response to perceptions of creditworthiness, political stability or soundness of economic policies. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

The reorganization of an issuer under the Federal or other bankruptcy laws may result in the issuer’s debt securities being cancelled without repayment, repaid only in part, or repaid in part or in whole through an exchange thereof for any combination of cash, debt securities, convertible securities, equity securities, or other instruments or rights in respect of the same issuer or a related entity. Fixed income securities generally are not traded on exchanges. The off-exchange market may be illiquid and there may be times when no counterparty is willing to purchase or sell certain securities. The nature of the market may make valuations difficult or unreliable.

Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loan Risk

Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade and are subject to the risks typically associated with debt securities, such as credit risk and interest rate risk. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a bankruptcy court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans also are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price.

Senior Loan Risk. Senior loans are generally of below investment grade credit quality and therefore are subject to greater risks than investment grade corporate obligations. The prices of these investments may be volatile and will generally fluctuate due to a variety of factors that are inherently difficult to predict, including, but not limited to, changes in interest rates, prevailing credit spreads, general economic conditions, financial market conditions, U.S. and non-U.S. economic or political events, developments or trends in any particular industry, and the financial condition of certain Borrowers. Additionally, senior loans have significant liquidity and market value risks since they are not traded in organized exchange markets but are traded by banks and other institutional counterparties. Furthermore, because such loans are privately syndicated and the applicable loan agreements are privately negotiated and customized, such loans are not purchased or sold as easily as publicly listed securities.

While such loans are generally intended to be secured by collateral, losses could result from default and foreclosure. Therefore, the value of the underlying collateral, the creditworthiness of the Borrower and the priority of the lien are each of great importance. The Adviser and the Sub-Adviser cannot guarantee the adequacy of the protection of the Fund’s interests. If the terms of a senior loan do not require the Borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the Borrower’s obligations under the senior loans. Furthermore, the Adviser and the Sub-Adviser cannot assure investors that claims may not be asserted that might interfere with enforcement of the Fund’s rights. In the event of a foreclosure, the Fund may assume direct ownership of the underlying collateral. The liquidation proceeds upon sale of collateral may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss. To the extent that a senior loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the Borrower. Such senior loans involve a greater risk of loss.

While interest rates remain below historical averages, the Federal Reserve has recently implemented several increases to the Federal Funds rate. Increases in interest rates may adversely impact the ability of Borrowers to meet interest payment obligations and/or refinance their outstanding senior loans on attractive terms, which may adversely impact Borrowers and increase defaults on senior loans. The terms and covenants of senior loans may vary, and market expectations for such terms and covenants may change over time. More permissive covenants, with respect to the financial condition, operations and use of collateral by Borrowers, may provide Borrowers with additional flexibility, which may reduce the likelihood of default, but may also reduce the extent to which the holders of senior loans can recover in the event of a default. In the event of an economic downturn, recoveries upon default of senior loans may be less than in past market cycles.

Senior loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of senior loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of senior loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser and the Sub-Adviser, do not represent fair value. If the Fund attempts to sell a senior loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the senior loan may be adversely affected.

Second Lient Loans Risk. Second lien loans are secured by liens on the collateral securing the loan that are subordinated to the liens of at least one other class of obligations of the related obligor, and thus, the ability of the Fund to exercise remedies after a second lien loan becomes a defaulted loan is subordinated to, and limited by, the rights of the senior creditors holding such other classes of obligations. In many circumstances, the Fund may be prevented from foreclosing on the collateral securing a second lien loan until the related senior loan is paid in full. Moreover, any amounts that might be realized as a result of collection efforts or in connection with a bankruptcy or insolvency proceeding involving a second lien loan must generally be turned over to the senior secured lender until the senior secured lender has realized the full value of its own claims. In addition, certain of the second lien loans may contain provisions requiring the Fund’s interest in the collateral to be released in certain circumstances. These lien and payment obligation subordination provisions may materially and adversely affect the ability of the Fund to realize value from second lien loans.

Unsecured Loan Risk. Unsecured loans do not benefit from any security interest in the assets of the Borrower. Liens on such Borrowers’ assets, if any, will secure the applicable Borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the Borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before repayment of unsecured instruments held by the Fund. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Fund’s unsecured obligations after payment in full of all secured loan obligations. If such proceeds were not sufficient to repay the outstanding secured loan obligations, then the Fund’s unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the borrower’s remaining assets, if any.

Loan Participation and Assignment Risk. The Fund may purchase senior loans, second lien loans and unsecured loans on a direct assignment basis from a participant in the original syndicate of lenders or from subsequent assignees of such interests. The Fund may also purchase, without limitation, participations in senior loans, second lien loans and unsecured loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement against the Borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the Borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund may not be able to conduct the same due diligence on the Borrower with respect to a loan that the Fund would otherwise conduct. In addition, as a holder of the participations, the Fund may not have voting rights or inspection rights that the Fund would otherwise have if it were investing directly in the loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the Borrower. Investments in bank loans may not be securities as defined within the Securities Act and therefore may not have the protections afforded by the federal securities laws.

“Covenant-Lite” Loans Risk. The Fund may invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack certain financial maintenance covenants. While these loans may still contain other collateral protections, a covenant-lite loan may carry more risk than a covenant-heavy loan made by the same borrower as it does not require the borrower to provide affirmation that certain specific financial tests have been satisfied on a routine basis as is required under a covenant-heavy loan agreement. Should a loan held by the Fund begin to deteriorate in quality, the Fund’s ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay the Fund’s ability to seek to recover its investment.

Regulatory Risk for Loans. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans. In November 2022, the SEC proposed rule amendments which, among other things, would amend the liquidity rule framework for open-end funds. While the proposal is not directly applicable to the Fund, if the rule amendments are adopted as proposed, they could have a negative impact on the market for loans as open-end funds subject to the rule exit the market. The nature and extent of the proposal’s impact will not be known unless and until any final rulemaking is adopted.

Structured Credit Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structured Credit Instruments Risk

Holders of structured credit instruments bear risks of the underlying investments, index or reference obligation as well as risks associated with the issuer of the instrument, which is often a special purpose vehicle, and may also be subject to counterparty risk. As an investor in structured credit instruments, the Fund typically will have the right to receive payments only from the issuer of the structured credit instrument, and generally would not have direct rights against the issuer of or entity that sold the underlying assets. While certain structured credit instruments enable the Fund to obtain exposure to a pool of credit instruments without the brokerage and other expenses associated with directly holding the same instruments, investors in structured credit instruments generally pay their share of the administrative and other expenses of the issuer of the instrument. The prices of indices and instruments underlying structured credit instruments, and, therefore, the prices of structured credit instruments, will be influenced by, and will rise and fall in response to, the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured credit instrument uses shorter term financing to purchase longer term instruments, the issuer may be forced to sell its instruments at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured credit instruments owned by the Fund. Certain structured credit instruments may be thinly traded or have a limited trading market.

The Fund may invest in structured credit instruments collateralized by low grade or defaulted loans or securities. Investments in such structured credit instruments are subject to the risks associated with below investment grade securities. Such securities are characterized by high risk.

The Fund may invest in senior classes and subordinated classes, including residual or equity interests, issued by structured credit vehicles. The payment of cash flows from the underlying assets to senior classes take precedence over those of subordinated classes, and therefore subordinated classes are subject to greater risk. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on the assets and availability, price and interest rates of the assets.

Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Investments Risk

The Fund may invest in restricted, as well as thinly traded, instruments and securities (including privately placed securities and instruments that are subject to Rule 144A). There may be no trading market for these securities and instruments, and the Fund might only be able to liquidate these positions, if at all, at disadvantageous prices. As a result, the Fund may be required to hold such securities despite adverse price movements. Privately issued securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Sub-Adviser’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations.

Certain stressed and distressed investments, for various reasons, may not be capable of an advantageous disposition prior to the date the Fund is to be dissolved. The Fund may be required to sell, distribute in kind or otherwise dispose of investments at a disadvantageous time as a result of any such dissolution.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Companies Risk

Investments in other investment companies present certain special considerations and risks not present in making direct investments in securities in which the Fund may invest. Investments in other investment companies involve operating expenses and fees that are in addition to the expenses and fees borne by the Fund. Such expenses and fees attributable to the Fund’s investments in other investment companies are borne indirectly by Shareholders. Accordingly, investment in such entities involves expense and fee layering. Investments in other investment companies may expose the Fund to an additional layer of financial leverage. To the extent management fees of other investment companies are based on total gross assets, it may create an incentive for such entities’ managers to employ financial leverage, thereby adding additional expense and increasing volatility and risk. Investments in other investment companies also expose the Fund to additional management risk; the success of the Fund’s investments in other investment companies will depend in large part on the investment skills and implementation abilities of the advisers or managers of such entities. Decisions made by the advisers or managers of such entities may cause the Fund to incur losses or to miss profit opportunities. To the extent the Fund will invest in ETFs or other investment companies that seek to track a specified index, such investments will be subject to tracking error risk.

Exchange-Traded Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

 Exchange-Traded Fund Risk

For ETFs tracking an index of securities, the cumulative percentage increase or decrease in the NAV of the shares of an ETF may over time diverge significantly from the cumulative percentage increase or decrease in the relevant index due to the compounding effect experienced by an ETF which results from a number of factors, including, leverage (if applicable), daily rebalancing, fees, expenses and interest income, which in turn results in greater non-correlation between the return of an ETF and its corresponding index. Moreover, because an ETF’s portfolio turnover rate may be very high due to daily rebalancing, holding both long and short futures contracts, leverage (if applicable) and and/or market volatility, such ETF will incur additional brokerage costs, operating costs and may generate increased taxable capital gains, which, in turn, would adversely affect the value of the shares of such ETF. In addition, fixed-income ETFs that track an index often require some type of sampling or optimization because they are typically market benchmarks but not tradable portfolios. Such ETFs often include many more securities than equity ETFs, and the securities included are often less liquid, resulting in fewer opportunities and greater costs to replicate the relevant index. Many instruments in fixed-income indices are illiquid or hard to obtain, as many investors may buy them at issuance and hold them to maturity.

Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Sales Risk

Short sales involve selling securities of an issuer short in the expectation of covering the short sale with securities purchased in the open market at a price lower than that received in the short sale. If the price of the issuer’s securities declines, the Fund may then cover the short position with securities purchased in the market. The profit realized on a short sale will be the difference between the price received in the sale and the cost of the securities purchased to cover the sale. The possible losses from selling short a security differ from losses that could be incurred from a cash investment in the security; the former may be unlimited, whereas the latter can only equal the total amount of the cash investment. Short selling activities are also subject to restrictions imposed by the federal securities laws and the various national and regional securities exchanges, which restrictions could limit the Fund’s investment activities. There can be no assurance that securities necessary to cover a short position will be available for purchase.

Synthetically created short positions will involve both hedging situations, where the position is intended to wholly or partially offset risk associated with another position in a related security, and speculative situations, where the Sub-Adviser uses shorting techniques to take advantage of the decline in the price of particular assets. The Fund will generally realize a profit or a loss as a result of a synthetically created short position if the value of the underlying asset decreases or increases respectively during the relevant term of the short position. In addition, the Fund will be required to post collateral on such positions as required pursuant to the agreement with the relevant transaction counterparty. The use of short selling through credit default swaps and total return swaps will subject the Fund to counterparty credit risk in the event of a default by the counterparty which could result in the loss of collateral posted with such counterparty and gains to which the Fund would otherwise be entitled absent the default of the counterparty. In addition, depending on the nature of the synthetic instrument used by the Fund to create short exposure, the Fund could be subject to the risk of unlimited losses.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of Shares and distributions can decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the U.S. or global economy and changes in monetary or economic policies (or expectations that these policies may change), and the Fund’s investments may not keep pace with inflation, which would adversely affect the Fund. This risk is significantly elevated compared to normal conditions because of recent monetary policy measures and the low interest rate environment in recent years. In response to the recent rise in inflation rates, the Federal Reserve has begun raising the Federal Funds rate. During any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to Shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk

The frequency at which prepayments (including voluntary prepayments by the obligors and accelerations due to defaults) occur on bonds and loans will be affected by a variety of factors including the prevailing level of interest rates and spreads as well as economic, demographic, tax, social, legal and other factors. Generally, obligors tend to prepay their fixed rate obligations when prevailing interest rates fall below the coupon rates on their obligations. Similarly, floating rate issuers and borrowers tend to prepay their obligations when spreads narrow.

In general, “premium” securities (securities whose market values exceed their principal or par amounts) are adversely affected by faster than anticipated prepayments, and “discount” securities (securities whose principal or par amounts exceed their market values) are adversely affected by slower than anticipated prepayments. Since many fixed rate obligations will be discount securities when interest rates and/or spreads are high, and will be premium securities when interest rates and/or spreads are low, such securities and asset-backed securities may be adversely affected by changes in prepayments in any interest rate environment.

The adverse effects of prepayments may impact the Fund’s portfolio in several ways. During periods of declining interest rates, when the issuer of a security exercises its option to prepay principal earlier than scheduled, the Fund may be required to reinvest the proceeds of such prepayment in lower-yielding securities. Particular investments may experience outright losses, as in the case of an interest-only security in an environment of faster actual or anticipated prepayments. In addition, particular investments may underperform relative to hedges that the Sub-Adviser may have constructed for these investments, resulting in a loss to the Fund’s overall portfolio. In particular, prepayments (at par) may limit the potential upside of many securities to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss.

Repayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repayment Risk

The prices of certain debt securities may drop because of the failure of borrowers to repay their loans, poor management, or the inability to obtain financing either on favorable terms or at all. If the assets underlying certain debt securities do not generate sufficient income to meet operating expenses, including, where applicable, debt service, lease payments, and other capital expenditures, the income and ability of the issuers of such securities to make payments of interest and principal on their loans will be adversely affected.

Duration and Maturity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Duration and Maturity Risk

The Fund has no set policy regarding maturity or duration of credit instruments in which it may invest or of the Fund’s portfolio generally. The price of fixed rate securities with longer maturities or duration generally is more significantly impacted by changes in interest rates than those of fixed rate securities with shorter maturities or duration. Therefore, generally speaking, the longer the duration of the Fund’s portfolio, the more exposure the Fund will have to interest rate risk described above. The Sub-Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and all factors that the Sub-Adviser deems relevant. Any decisions as to the targeted duration or maturity of any particular category of investments or of the Fund’s portfolio generally will be made based on all pertinent market factors at any given time. The Fund may incur costs in seeking to adjust the portfolio average duration or maturity. There can be no assurance that the Sub-Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk

Credit risk is the risk that an issuer of securities in which the Fund invests or an asset underlying a CLO in which the Fund invests will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the Fund invests. However, ratings are only the opinions of the agencies issuing them, may change less quickly than relevant circumstances and are not absolute guarantees of the quality of the securities. Furthermore, the Fund’s investments may not be rated by any rating agency or may be below investment grade. The Fund will be more dependent upon the judgment of the Sub-Adviser as to the credit quality of such unrated securities. A default, downgrade or credit impairment of any of its investments could result in a significant or even total loss of the investment.

Bankruptcy Cases Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Bankruptcy Cases Risk

Many of the events within a bankruptcy case are adversarial and often beyond the control of the creditors. While creditors generally are afforded an opportunity to object to significant actions, there can be no assurance that a bankruptcy court would not approve actions that may be contrary to the interests of the partners. Furthermore, there are instances where creditors lose their ranking and priority as such if they are considered to have taken over management and functional operating control of a debtor. Generally, the duration of a bankruptcy case can only be roughly estimated. The reorganization of a Borrower usually involves the development and negotiation of a plan of reorganization, plan approval by creditors and confirmation by the bankruptcy court. This process can involve substantial legal, professional and administrative costs to the Borrower and the Fund; it is subject to unpredictable and lengthy delays; and during the process the Borrower’s competitive position may erode, key management may depart and the company may not be able to invest adequately.

U.S. bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization for the purpose of voting on a plan of reorganization. Because the standard for classification is vague, there exists a significant risk that the Fund’s influence with respect to a class of securities can be lost by the inflation of the number and the amount of claims in, or other gerrymandering of, the class.

In addition, certain administrative costs and claims that have priority by law over the claims of certain creditors (for example, claims for taxes) may be quite high. The administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors (other than out of assets or proceeds thereof, which are subject to valid and enforceable liens and other security interests). In addition, certain claims that have priority by law over the claims of certain creditors (for example, claims for taxes) may be quite high.

Creditor Committee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

 Creditor Committee Risk

The Sub-Adviser, on behalf of the Fund as a holder of distressed investments and other credit instruments, may participate on committees formed by creditors to negotiate with the management of financially troubled companies that may or may not be in bankruptcy or seek to negotiate directly with debtors with respect to restructuring issues. In situations where the Sub-Adviser chooses to join creditors’ committees, the Fund would likely be only one of many participants, each of whom would be interested in obtaining an outcome that is in its individual best interests. There can be no assurance that participation on a creditors’ committee will yield favorable results in such proceedings, and such participation may entail significant legal fees and other expenses. Participation on such committees may expose the Fund to liability to other creditors.

Participation in restructuring activities may provide the Sub-Adviser with material non-public information that may restrict the Fund’s ability to trade in the Borrower’s securities or other instruments. Determination of whether information is material and non-public and how long knowledge of such information restricts trading is a matter of considerable uncertainty and judgment. While the Sub-Adviser intends to comply with all applicable securities laws and to make judgments concerning restrictions on trading in good faith, there may be circumstances where the Fund may trade in a Borrower’s securities or instruments while engaged in restructuring activities relating to that Borrower. Such trading creates a risk of litigation and liability that may result in significant legal fees and potential losses.

Board Participation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Board Participation Risk

From time to time, an investment by the Fund may provide the Fund with the right to appoint or more members of the board of directors of a portfolio company or to appoint representatives to serve as observers to such boards of directors. Although such positions in certain circumstances enhance the ability to manage such investment, due to the duties imposed on the Fund’s representatives on boards of directors or receipt of material nonpublic information by such representatives, these positions may also have the effect of impairing the Fund’s ability to sell the related securities or instruments when, and upon the terms, it may otherwise desire. These restrictions may subject the Fund or its representatives to claims they would not otherwise be subject to as an investor, including claims of breach of duty of loyalty, securities claims and other director related claims.

Certain Other Creditor Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Certain Other Creditor Risks

Debt securities are also subject to other creditor risks, including, without limitation, (a) the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws, (b) so-called “lender liability” claims by the issuer of the obligations and (c) environmental liabilities that may arise with respect to collateral securing the obligations.

Under common law principles that, in some cases, form the basis for lender liability claims, certain actions by creditors may result in the subordination of the claim of the offending lending institution to the claims of the disadvantaged creditor or creditors, called equitable subordination. Because of the nature of certain distressed investments, a fund holding such investments could be subject to allegations of lender liability and/or subject to claims from creditors of an obligor that investments issued by such obligor should be equitably subordinated. A portion of the Fund’s investments may involve situations in which the Fund will not be the lead creditor. Accordingly, it is possible that lender liability or equitable subordination claims that affect the Fund’s investments could arise without the direct involvement of the Fund.

Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Investments Risk

Incidental to the Fund’s investments in senior loans and debt securities, the Fund may acquire or hold equity securities, or warrants to purchase equity securities, of a Borrower or issuer. Common equity securities prices fluctuate for a number of reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market and broader domestic and international political and economic events. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The prices of common equity securities are also sensitive to general movements in the stock market, so a drop in the stock market may depress the prices of common stocks and other equity securities to which the Fund has exposure. Dividends on common equity securities are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of the common equity securities will declare dividends in the future or that, if declared, they will remain at current levels or increase over time.

Warrants give holders the right, but not the obligation, to buy common stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant. Warrants have a subordinate claim on a borrower’s assets compared with debt securities. As a result, the values of warrants generally are dependent on the financial condition of the borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants may be more volatile than those of senior loans or corporate bonds and this may increase the volatility of the NAV of the Shares.

The Fund’s goal is ultimately to dispose of equity interests and realize gains upon its disposition of such interests. However, the equity interests the Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences.

Small and Middle Market Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small and Middle Market Companies Risk

The Fund may invest in securities of issuers of any market capitalization. Investments in securities of small and middle market companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are typically more subject to changes in earnings and future earnings prospects. Small and middle market companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, these companies often have limited product lines, services, markets or financial resources, or are dependent on a small management group. Since these securities are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, small and middle market companies’ performance can be more volatile and the companies face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Non-U.S. Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Investments Risk

Issuers of foreign securities are not subject to United States reporting and accounting requirements. Foreign reporting requirements may result in less information being available or in a lack of uniformity in the manner in which information is presented. The risk of loss associated with investments in securities of foreign issuers, particularly in less developed markets, include currency exchange risks, expropriation, or limits on repatriating an investment, government intervention, confiscatory taxation, political, economic or social instability, illiquidity, less efficient markets, price volatility and market manipulation.

Some foreign securities may be subject to brokerage or stock transfer taxes levied by foreign governments, which would have the effect of increasing the cost of investment and which may reduce the realized gain or increase the loss on such securities at the time of sale. The issuers of some of these securities, such as banks and other financial institutions, may be subject to less stringent or different regulations than would be the case for U.S. issuers and therefore potentially carry greater risk. Custodial expenses for a portfolio of non-U.S. securities generally are higher than for a portfolio of U.S. securities. In addition, dividend and interest payments from, and capital gains in respect of, certain foreign securities may be subject to foreign taxes that may or may not be reclaimable.

In addition, costs associated with transactions in non-U.S. markets (including brokerage, execution, clearing and custodial costs) may be substantially higher than costs associated with transactions in U.S. markets. Such non-U.S. transactions may also involve additional costs for the purchase or sale of currencies in which the Fund’s assets are denominated in order to settle such transactions. Furthermore, clearing and registration procedures may be under-developed enhancing the risks of error, fraud, or default.

Many of the laws that govern foreign investment, securities transactions and other contractual relationships in non-U.S. securities markets are different than or not as fully developed as those in the United States. As a result, the Fund may be subject to a number of risks, including inadequate investor protection, contradictory legislation, incomplete, unclear and changing laws, ignorance or breaches of regulations on the part of other market participants, lack of established or effective avenues for legal redress, lack of standard practices and confidentiality customs characteristic of U.S. markets, and lack of enforcement of existing regulations. There can be no assurance that this difficulty in protecting and enforcing rights will not have a material adverse effect on the Fund and its operations. In addition, the income and gains of the Fund may be subject to withholding taxes imposed by foreign governments for which investors may not receive a full foreign tax credit. Furthermore, it may be more difficult to obtain and enforce a judgment in a court outside of the United States than to enforce one in the United States.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

Because the secondary markets for certain investments may be limited, they may be difficult to value. Where market quotations are not readily available or deemed unreliable, the Fund will value such securities at its valuation designee’s direction and in accordance with fair value procedures adopted by the Fund and the Adviser as valuation designee. The Fund generally uses non-binding indicative bid prices provided by an independent pricing service or broker as the primary basis for determining the value of CLO Debt and CLO Equity, which may be adjusted for pending distributions, as applicable, as of the applicable valuation date. These bid prices are non-binding, and may not be determinative of fair value. Valuations of some or all of the Fund’s investments may include input from the Sub-Adviser and third parties, which may be based on subjective inputs of the Sub-Adviser or such third parties. Valuation of such securities may require more research than for more liquid investments. In valuing the Fund’s investments in CLO Debt and CLO Equity, in addition to non-binding indicative bid prices provided by an independent pricing service or broker, the valuation designee also may consider a variety of relevant factors, including recent trading prices for specific investments, recent purchases and sales known to the Fund in similar securities, other information known to the Fund relating to the securities, and discounted cash flows based on output from a third-party financial model, using projected future cash flows. Elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. In some cases, valuation of certain investments may be based upon models, indicative quotes or estimates of value and not actual executed historical trades. Reasonable efforts will be made to base such inputs on observable market prices and inputs but there can be no assurances that such information will be readily available. Generally, there is not a public market for the CLO securities in which the Fund will invest. A security that is fair valued may be valued at a price higher or lower than the value determined by other funds using their own fair valuation procedures. Prices obtained by the Fund upon the sale of such securities may not equal the value at which the Fund carried the investment on its books, which would adversely affect the NAV of the Fund. The Fund may incur costs in connection with valuing its investments, including costs associated with the retention of valuation firms to value certain of the Fund’s investments.

Large Shareholder Transaction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Large Shareholder Transaction Risk

To the extent a large proportion of Shares are held by a small number of Shareholders (or a single Shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these Shareholders will seek to sell Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Shares tendered by a small number of Shareholders (or a single Shareholder) may exceed the number of Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Shareholders, the Fund will repurchase only a pro rata portion of Shares tendered by each Shareholder.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

The Fund is subject to management risk because the Fund will have an actively managed portfolio. The Adviser and Sub-Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Dependence on Sub-Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on Sub-Adviser

The Sub-Adviser is responsible for the day to day management of the Fund’s portfolio. The Fund has no employees, and the success of the Fund is highly dependent on the financial and managerial expertise of the Sub-Adviser. The Fund will be more reliant upon the ability of the Sub-Adviser to identify, research, analyze and monitor its investments than is the case with investments in publicly traded securities. The loss of one or more of the members of the Investment Committee of the Sub-Adviser could have a material adverse effect on the performance of the Fund. Although the Sub-Adviser and the members of the Investment Committee of the Sub-Adviser will devote a significant amount of their respective efforts to the Fund, they actively manage investments for other clients and are not required to (and will not) devote all of their time to the Fund’s affairs.

In addition, the Sub-Adviser provides to the Adviser certain non-advisory consulting services, including certain services related to the Fund such as assistance with design and structuring of the Fund, its share classes and shareholder service features, assistance with shareholder and intermediary communications, and is compensated by the Adviser for such services.

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition Risk

The Fund will compete for investments with other investment companies and investment funds (including private equity funds, mezzanine funds and CLOs), as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, invest in the junior debt tranches of CLOs. As a result of these new entrants, competition for investment opportunities in the junior debt tranches of CLOs may intensify. Many of our competitors are substantially larger and have considerably greater financial, technical and marketing resources than we do. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments than we have. These characteristics could allow our competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than we are able to do. We may lose investment opportunities if we do not match our competitors’ pricing, terms and structure. If we are forced to match our competitors’ pricing, terms and structure, we may not be able to achieve acceptable returns on our investments or may bear substantial risk of capital loss. A significant part of our expected competitive advantage stems from the fact that the market for the junior debt tranches of CLOs is underserved by financing sources generally. A significant increase in the number and/or the size of our competitors in this target market could force us to accept less attractive investment terms. Furthermore, many of our competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act will impose on us as a registered closed-end management investment company.

Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest Risk

Various potential and actual conflicts of interest may arise from the overall investment activity of the Fund, the Sub-Adviser and its affiliates. Certain inherent conflicts of interest may arise from the fact that the Sub-Adviser and its affiliates may in the future carry on substantial investment activities for other client accounts, including discretionary accounts and other investment vehicles (collectively, the “Other Accounts”).

Some of the Other Accounts may invest in the same or different securities as the Fund, compete with the Fund for the same investment opportunities (which may be limited) and/or engage in transactions or other activities or pursue investment strategies which are inconsistent with those effected for the Fund or which are contrary to or conflict with the interests of the Fund.

The Sub-Adviser and its affiliates may give advice to or effect transactions on behalf of Other Accounts that are inconsistent with or contrary to advice given or transactions effected on behalf of the Fund.

The Sub-Adviser or its affiliates could manage one or more Other Accounts that may invest in different levels of the capital structure of a portfolio company, the debt or equity of which is held by the Fund. If a common portfolio company were to experience financial difficulty, the interests of the Fund could be different from the interest in such portfolio company held by one or more Other Accounts. To the extent that such a conflict arises, the Sub-Adviser and its affiliates will seek to resolve such conflicts on a case-by-case basis in the best interest of Fund and such Other Accounts, and in accordance with the restrictions of the 1940 Act.

Allocation of Investment Opportunities. The Sub-Adviser and its affiliates are not obligated to allocate all investment opportunities that may be appropriate for the Fund to the Fund. Allocation of investment opportunities among the Fund and the Other Accounts will be subject to the Sub-Adviser’s allocation procedures which generally provide that investments will be allocated on a fair and equitable basis over time (but not necessarily on a pro rata basis), having regard to such matters as available capital, relative exposure to market trends, risk tolerance, expected duration of the Fund or the investments, the investment programs and portfolio positions of the Fund and the affiliated entities for which participation is appropriate, guidelines, concentration limits and other limitations established by the respective entities, and applicable tax and regulatory considerations.

Allocation of Personnel. Such Other Accounts may be managed by current employees of the Sub-Adviser or by new portfolio managers hired by the Sub-Adviser and may follow a similar investment strategy as that employed by the Fund. The Sub-Adviser may have an incentive to retain such portfolio managers to manage the assets of such Other Accounts rather than or in addition to managing the assets of the Fund. Although the officers and employees of the Sub-Adviser will devote as much time to the Fund as the Sub-Adviser deems appropriate, the officers and employees, if any, may have conflicts in allocating their time and services among the Fund and other accounts now or hereafter advised by the Sub-Adviser and/or its affiliates.

Lack of Information Barriers. Situations may occur where the Fund may be deemed to have possession of material non-public information, including material non-public information concerning specific companies, as a result of other activities by the Sub-Adviser, including on behalf of other clients. Under applicable securities laws, this may limit the Sub-Adviser’s ability to buy or sell securities issued by such companies and the Fund may be unable to engage in certain transactions they would otherwise find attractive, or may be able to engage in such transactions only during limited periods of time. Due to these restrictions, the Fund may not be able to initiate a transaction that it otherwise might have initiated and may not be able to sell an investment that it otherwise might have sold. Similarly, the Sub-Adviser may decline to receive material nonpublic information in order to avoid trading restrictions with regard to any Other Account, even though access to such information may have been advantageous to the Fund. Clients and investors may be adversely affected by such restrictions.

While the Sub-Adviser has procedures in place to manage the risk associated with insider trading, the management of material non-public information could fail and result in the Sub-Adviser or one of its investment professionals buying and selling a security while, at least constructively, in possession of material non-public information. Inadvertent trading on material non-public information could have adverse effects on the Sub-Adviser’s reputation, or result in the imposition of regulatory or financial sanctions, and as a consequence, negatively impact the Sub-Adviser’s ability to perform its investment management services on behalf of regulations, or decide that it is advisable to establish information barriers in the future, which may affect how they provides advice.

Restrictions on Transactions with Affiliates. The 1940 Act limits the Fund’s ability to enter into certain transactions with certain of its affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security directly from or to any portfolio company of a registered investment company or other pooled investment vehicle managed by the Sub-Adviser or any of its affiliates. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same portfolio company (whether at the same or different times). The analysis of whether a particular transaction constitutes a joint transaction requires a review of the relevant facts and circumstances then existing. These limitations may limit the scope of investment opportunities that would otherwise be available to the Fund. For example, these limitations may limit the extent to which the Fund may invest in CLOs for which the Sub-Adviser or its affiliates act as CLO manager, even if such CLOs were otherwise attractive investments for the Fund.

Confidential Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Confidential Information Risk

The Fund frequently may possess material non-public information about an issuer as a result of its ownership of a credit instrument of an issuer. Because of prohibitions on trading in securities while in possession of material non-public information, the Fund might be unable to enter into a transaction in a security of the issuer when it would otherwise be advantageous to do so.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk

The Fund has elected to be treated and intends to continue to qualify each year as a RIC under the Code. As a RIC, the Fund generally would not be subject to U.S. federal income tax to the extent that it distributes its investment company taxable income and net capital gains. To qualify for the special tax treatment available to RICs, the Fund must comply with certain income, distribution, and diversification requirements. If the Fund failed to meet any of these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to Shareholders. All distributions by the Fund from earnings and profits, including distributions of net capital gain (if any), would be taxable to Shareholders as dividends.

Certain of the Fund’s investments will cause the Fund to take into account taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in loans and other debt obligations that will be treated as having “market discount” and/or original issue discount (“OID”) for U.S. federal income tax purposes. Because the Fund may be allocated taxable income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize gain or loss on such liquidations. In the event the Fund realizes net capital gains from such liquidation transactions, the Fund and, ultimately, its Shareholders, may receive larger capital gain distributions than it or they would in the absence of such transactions.

The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in order to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.

Payment-In-Kind Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Payment-In-Kind Investment Risk

The Fund’s investments may contain a payment-in-kind (or PIK) interest provision, including CLO Debt with PIK provisions. PIK investments carry additional risk as holders of these types of securities receive no cash until the cash payment date unless a portion of such securities is sold. If the issuer defaults the Fund may obtain no return on its investment. The PIK interest, computed at the contractual rate specified in the terms of such securities, is added to the principal balance of the security and recorded as interest income. Investments in payment-in-kind instruments may represent a higher credit risk than investments for which interest must be paid in full in cash on a regular basis. To avoid the imposition of corporate-level tax on the Fund, this non-cash source of income needs to be paid out to Shareholders in cash distributions even though the Fund has not yet collected and may never collect the cash relating to the PIK interest.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover Risk

The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may result in the realization and/or distribution to Shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Reliance on Service Providers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Service Providers

The Fund must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the operations and financial performance of the Fund. Fees and expenses of these service providers are borne by the Fund, and therefore indirectly by Shareholders. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill, or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund’s performance and ability to achieve its investment objective. The termination of the Fund’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund’s performance and ability to achieve its investment objective.

Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology Risk

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. As the use of internet technology has become more prevalent, the Fund and their respective service providers have become more susceptible to potential operational risks through breaches in cyber security (generally, intentional and unintentional events that may cause the Fund, or a service provider to lose proprietary information, suffer data corruption or lose operational capacity). There can be no guarantee that any risk management systems established by the Fund, their service providers, or issuers of the securities in which the Fund invests that are intended to reduce cyber security risks will succeed. The Fund cannot control such systems put in place by service providers or other third parties whose operations may affect the Fund and Shareholders.

Recent Market, Economic and Social Developments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recent Market, Economic and Social Developments Risk

Periods of market volatility remain, and may continue to occur in the future, in response to various political, social and economic events both within and outside the United States. These conditions have resulted in, and in many cases continue to result in, greater price volatility, less liquidity, widening credit spreads and a lack of price transparency, with many securities remaining illiquid and of uncertain value. Such market conditions may adversely affect the Fund, including by making valuation of some of the Fund’s securities uncertain and/or result in sudden and significant valuation increases or declines in the Fund’s holdings. If there is a significant decline in the value of the Fund’s portfolio, this may impact the asset coverage levels for the Fund’s outstanding leverage.

Risks resulting from any future debt or other economic crisis could also have a detrimental impact on the global economic recovery, the financial condition of financial institutions and the Fund’s business, financial condition and results of operation. Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. To the extent uncertainty regarding the U.S. or global economy negatively impacts consumer confidence and consumer credit factors, the Fund’s business, financial condition and results of operations could be significantly and adversely affected. Downgrades to the credit ratings of major banks could result in increased borrowing costs for such banks and negatively affect the broader economy. Moreover, Federal Reserve policy, including with respect to certain interest rates, may also adversely affect the value, volatility and liquidity of dividend- and interest-paying securities. Market volatility, rising interest rates and/or unfavorable economic conditions could impair the Fund’s ability to achieve its investment objective.

The world has been susceptible to epidemics/pandemics, most recently COVID-19, which has been designated as a pandemic by the World Health Organization. Any outbreak of COVID-19, SARS, H1N1/09 flu, avian flu, other coronavirus, Ebola or other existing or new epidemics/pandemics, or the threat thereof, together with any resulting restrictions on travel or quarantines imposed, has had, and will continue to have, an adverse impact on the economy and business activity globally (including in the countries in which the Fund invests), and thereby is expected to adversely affect the performance of the Fund’s investments and the Fund’s ability to fulfill its investment objective. Furthermore, the rapid development of epidemics/pandemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, presents material uncertainty and risk with respect to the Fund and the performance of its investments.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk

General economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, supply chain disruptions, labor shortages, energy and other resource shortages, changes in laws, trade barriers, currency exchange controls and national and international political circumstances (including governmental responses to public health crises or the spread of infectious diseases), may have long-term negative effects on the U.S. and worldwide financial markets and economy. These conditions have resulted in, and in many cases continue to result in, greater price volatility, less liquidity, widening credit spreads and a lack of price transparency, with many securities remaining illiquid and of uncertain value. Such market conditions may adversely affect the Fund, including by making valuation of some of the Fund’s securities uncertain and/or result in sudden and significant valuation increases or declines in the Fund’s holdings.

Risks resulting from any future debt or other economic crisis could also have a detrimental impact on the global economy, the financial condition of financial institutions and the Fund’s business, financial condition and results of operation. Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. To the extent uncertainty regarding the U.S. or global economy negatively impacts consumer confidence and consumer credit factors, the Fund could be significantly and adversely affected. Downgrades to the credit ratings of major banks could result in increased borrowing costs for such banks and negatively affect the broader economy. Moreover, Federal Reserve policy, including with respect to certain interest rates, may also adversely affect the value, volatility and liquidity of dividend- and interest-paying securities. Market volatility, rising interest rates and/or a return to unfavorable economic conditions could impair the Fund’s ability to achieve its investment objective.

The occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing pandemics (such as COVID-19), epidemics or outbreaks of infectious diseases in certain parts of the world, and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics, terrorist attacks in the U.S. and around the world, social and political discord, debt crises sovereign debt downgrades, increasingly strained relations between the U.S. and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the EU or the EMU, continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns, among others, may result in market volatility, may have long-term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide.

In particular, the consequences of the Russian military invasion of Ukraine, the impact on inflation and increased disruption to supply chains and energy resources may impact the Fund’s portfolio companies, result in an economic downturn or recession either globally or locally in the U.S. or other economies, reduce business activity, spawn additional conflicts (whether in the form of traditional military action, reignited “cold” wars or in the form of virtual warfare such as cyberattacks) with similar and perhaps wider ranging impacts and consequences and have an adverse impact on the Fund’s returns and net asset values. In response to the conflict between Russia and Ukraine, the U.S. and other countries have imposed sanctions or other restrictive actions against Russia, Russian-backed separatist regions in Ukraine, and certain banks, companies, government officials and other individuals in Russia and Belarus. Any of the above factors, including sanctions, export controls, tariffs, trade wars and other governmental actions, could have a material adverse effect on the Fund. The Fund has no way to predict the duration or outcome of the situation, as the conflict and government reactions are rapidly developing and beyond the Fund’s control. Prolonged unrest, military activities, or broad-based sanctions could have a material adverse effect on companies in which the Fund invests. Such consequences also may increase such companies’ funding costs or limit their access to the capital markets.

The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. Any of these effects could have a material adverse effect on the Fund.

Risks resulting from any future debt or other economic crisis could also have a detrimental impact on the global economic recovery, the financial condition of financial institutions and our business, financial condition and results of operation. Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. To the extent uncertainty regarding the U.S. or global economy negatively impacts consumer confidence and consumer credit factors, our business, financial condition and results of operations could be significantly and adversely affected. Downgrades to the credit ratings of major banks could result in increased borrowing costs for such banks and negatively affect the broader economy. Moreover, Federal Reserve policy, including with respect to certain interest rates, may also adversely affect the value, volatility and liquidity of dividend- and interest-paying securities. Market volatility, rising interest rates and/or a return to unfavorable economic conditions could impair the Fund’s ability to achieve its investment objective.

Legislation and Regulation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legislation and Regulation Risk

At any time after the date of this Prospectus, legislation may be enacted that could negatively affect the companies in which the Fund will invest. Changing approaches to regulation may also have a negative impact on companies in which the Fund invests. In addition, legislation or regulation may change the way in which the Fund is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law in July 2010, has resulted in significant revisions to the U.S. financial regulatory framework. The Dodd-Frank Act covers a broad range of topics, including, among many others: a reorganization of federal financial regulators; the creation of a process designed to ensure financial system stability and the resolution of potentially insolvent financial firms; the enactment of new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and regulation of managers of private funds; the regulation of rating agencies; and the enactment of new federal requirements for residential mortgage loans. The regulation of various types of derivative instruments pursuant to the Dodd-Frank Act may adversely affect the Fund or its counterparties.

Section 619 of the Dodd-Frank Act, commonly referred to as the “Volcker Rule,” generally prohibits, subject to certain exemptions, covered banking entities from engaging in proprietary trading or sponsoring, or acquiring or retaining an ownership interest in covered funds (which has been broadly defined in a way which could include many CLOs). On June 25, 2020, the Federal Reserve Board issued a final rule to simplify and tailor compliance requirements relating to the Volcker Rule.

Given the limitations on banking entities investing in CLOs that are covered funds, the Volcker Rule may adversely affect the market value or liquidity of CLOs. Although the Volcker Rule and the implementing rules exempt “loan securitizations” from the definition of covered fund, not all CLOs may qualify for this exemption. Accordingly, in an effort to qualify for the “loan securitization” exemption, many current CLOs have amended their transaction documents to restrict the ability of the issuer to acquire bonds and certain other securities and future CLOs may contain similar restrictions.

The staff of the SEC has, in correspondence with registered management investment companies, raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities could adversely impact the Fund’s ability to implement its investment strategy and/or the Fund’s ability to raise capital through public offerings, or could cause the Fund to take certain actions that may result in an adverse impact on the Fund’s financial condition and results of operations.

In October 2014, six federal agencies adopted joint final rules implementing certain credit risk retention requirements contemplated in Section 941 of the Dodd-Frank Act (the “Risk Retention Rules”). A 2018 court ruling vacated the application of Risk Retention Rules to collateral managers of certain CLOs. As a result, it is possible that some collateral managers of such CLOs will decide to dispose of the interests they had retained in accordance with the Risk Retention Rules, or decide to take other action with respect to such interests that was not otherwise permitted by the Risk Retention Rules. In light of the outcome of the litigation described above, proposed legislation designed to modify the Risk Retention Rules, reports from the Department of the Treasury recommending potential modifications to the Risk Retention Rules and possible future interpretations by governmental authorities with respect to the Risk Retention Rules, the ultimate impact of the Risk Retention Rules on market generally remains uncertain.

In the EU, there has also been an increase in political and regulatory scrutiny of the securitization industry. This has resulted in a number of measures for increased regulation which are currently at various stages of implementation. CLOs issued in Europe are generally structured in compliance with the applicable EU securitization retention requirements. Such requirements may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of the Fund’s investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance of their collateral obligations.

Moreover, the SEC and its staff are also reportedly engaged in various initiatives and reviews that seek to improve and modernize the regulatory structure governing investment companies. These efforts appear to be focused on risk identification and controls in various areas, including embedded leverage through the use of derivatives and other trading practices, cybersecurity, liquidity, enhanced regulatory and public reporting requirements and the evaluation of systemic risks. Any new rules, guidance or regulatory initiatives resulting from these efforts could increase the Fund’s expenses and impact its returns to Shareholders or, in the extreme case, impact or limit the Fund’s use of various portfolio management strategies or techniques and adversely impact the Fund.

Changes enacted by the current presidential administration could significantly impact the regulation of financial markets in the U.S. Areas subject to potential change, amendment or repeal include trade and foreign policy, corporate tax rates, energy and infrastructure policies, the environment and sustainability, criminal and social justice initiatives, immigration, healthcare and the oversight of certain federal financial regulatory agencies and the Federal Reserve. Certain of these changes can, and have, been effectuated through executive order. Other potential changes that could be pursued by the current presidential administration could include an increase in the corporate income tax rate and changes to regulatory enforcement priorities. It is not possible to predict which, if any, of these actions will be taken or, if taken, their effect on the economy, securities markets or the financial stability of the U.S. The Fund may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Fund and its ability to achieve its investment objective.

Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows. Until the Fund knows what policy changes are made and how those changes impact the Fund’s business and the business of the Fund’s competitors over the long term, the Fund will not know if, overall, the Fund will benefit from them or be negatively affected by them. The Adviser and the Sub-Adviser intend to monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR Risk

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Cyber-Security Risk and Identity Theft Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber-Security Risk and Identity Theft Risks

The Fund’s operations will be highly dependent on its service providers’ information systems and technology and the Fund will rely heavily on its service providers’ financial, accounting, communications and other data processing systems. The service providers’ systems may fail to operate properly or become disabled as a result of tampering or a breach of its network security systems or otherwise. In addition, the service providers’ systems face ongoing cybersecurity threats and attacks. Attacks on the service providers’ systems could involve, and in some instances have in the past involved, attempts intended to obtain unauthorized access to its proprietary information, destroy data or disable, degrade or sabotage its systems, or divert or otherwise steal funds, including through the introduction of computer viruses, “phishing” attempts and other forms of social engineering. Cyberattacks and other security threats could originate from a wide variety of external sources, including cyber criminals, nation state hackers, hacktivists and other outside parties. Cyberattacks and other security threats could also originate from the malicious or accidental acts of insiders, such as employees of a service provider

There has been an increase in the frequency and sophistication of the cyber and security threats faced by the Fund’s service providers, with attacks ranging from those common to businesses to those that are more advanced and persistent, which may target the Fund’s service providers because they hold a significant amount of confidential and sensitive information about investors, portfolio holdings and potential investments. As a result, service providers may face a heightened risk of a security breach or disruption with respect to this information. There can be no assurance that measures a service provider takes to ensure the integrity of its systems will provide protection, especially because cyberattack techniques used change frequently or are not recognized until successful. If a service provider’s systems are compromised, do not operate properly or are disabled, or it fails to provide the appropriate regulatory or other notifications in a timely manner, a service provider could suffer financial loss, a disruption of its businesses, liability to its investment funds and fund investors, including the Fund and Shareholders, regulatory intervention or reputational damage. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means.

In addition, the Fund could also suffer losses in connection with updates to, or the failure to timely update, a service provider’s information systems and technology. In addition, the Fund’s service providers may be reliant on third party providers for certain aspects of its business, including certain information systems and technology, including cloud-based services. These third party providers could also face ongoing cyber security threats and compromises of their systems and as a result, unauthorized individuals could gain, and in some past instances have gained, access to certain confidential data.

Cybersecurity has become a top priority for regulators around the world. Many jurisdictions in which the Fund’s service providers operates have laws and regulations relating to data privacy, cybersecurity and protection of personal information, including, as examples, the General Data Protection Regulation in the EU and that went into effect in May 2018 and the California Consumer Privacy Act that went into effect in January 2020. Some jurisdictions have also enacted laws requiring companies to notify individuals and government agencies of data security breaches involving certain types of personal data.

Breaches in security, whether malicious in nature or through inadvertent transmittal or other loss of data, could potentially jeopardize the Fund’s investors’ or counterparties’ confidential, proprietary and other information processed and stored in, and transmitted through, the Fund’s service providers computer systems and networks, or otherwise cause interruptions or malfunctions in business and operations, which could result in significant financial losses, increased costs, liability to the Fund’s investors and other counterparties, regulatory intervention and reputational damage. Furthermore, if a Fund service provider fails to comply with the relevant laws and regulations or fail to provide the appropriate regulatory or other notifications of breach in a timely matter, it could result in regulatory investigations and penalties, which could lead to negative publicity and reputational harm, and may cause the Fund’s investors and clients to lose confidence in the effectiveness of the service provider’s security measures.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational Risk

The Fund may be exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures. In addition, other disruptive events, including, but not limited to, natural disasters and public health crises (such as the COVID-19 pandemic), can adversely affect the Fund’s ability to conduct business, in particular if the Fund’s personnel or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the Fund’s personnel and the employees of its service providers are able to work remotely, those remote work arrangements could result in the Fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.

Climate Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Climate Change Risk

Climate change creates physical and financial risk and some of the issuers in which the Fund invests may be adversely affected by climate change. For example, the needs of customers of energy companies vary with weather conditions, primarily temperature and humidity. To the extent weather conditions are affected by climate change, energy use could increase or decrease depending on the duration and magnitude of any changes. Increases in the cost of energy could adversely affect the cost of operations of some issuers if the use of energy products or services is material to their business. A decrease in energy use due to weather changes may affect some issuers’ financial condition, through decreased revenues. Extreme weather conditions in general require more system backup, adding to costs, and can contribute to increased system stresses, including service interruptions.

Anti-Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Provisions

The Fund’s Amended and Restated Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. See “Certain Provisions in the Agreement and Declaration of Trust.”

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

Interest rate risk is the risk that credit securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of fixed income credit securities generally will fall. These risks may be greater in the current market environment because while interest rates were historically low in recent years, the Federal Reserve has begun increasing the Federal Funds rate to address inflation. Prevailing interest rates may be adversely impacted by market and economic factors. Markets are currently experiencing increased volatility due to the impact of inflation and rising interest rates, which may adversely affect the value and/or liquidity of certain of the Fund’s investments. The prices of longer-term securities fluctuate more than prices of shorter-term securities as interest rates change. The Fund’s use of leverage will tend to increase the interest rate risk to which its Shares are subject. The Fund will invest primarily in variable and floating rate credit instruments and other structured credit investments, which generally are less sensitive to interest rate changes than fixed rate instruments, but generally will not increase in value if interest rates decline. A rise in interest rates may negatively impact the Fund’s or its investments’ leverage expenses and future income, as the Fund or its investments will be required to earn more income investments to recoup any increased costs of leverage.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	XA Investments LLC
Entity Address, Address Line Two	321 North Clark Street
Entity Address, Address Line Three	Suite 2430
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
Contact Personnel Name	Benjamin McCulloch, Esq.
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]		[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]		[2]
Interest Expenses on Borrowings [Percent]
Incentive Fees [Percent]		[3]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		[4]
Other Annual Expense 2 [Percent]
Other Annual Expenses [Percent]		[5]
Total Annual Expenses [Percent]		[6]
Waivers and Reimbursements of Fees [Percent]		[6]
Expense Example, Year 01		[7]
Expense Example, Years 1 to 3
Expense Example, Years 1 to 5
Expense Example, Years 1 to 10
Acquired Fund Fees Estimated, Note [Text Block]		[6]
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]		[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]		[2]
Interest Expenses on Borrowings [Percent]
Incentive Fees [Percent]		[3]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		[4]
Other Annual Expense 2 [Percent]
Other Annual Expenses [Percent]		[5]
Total Annual Expenses [Percent]		[6]
Waivers and Reimbursements of Fees [Percent]		[6]
Expense Example, Year 01
Expense Example, Years 1 to 3
Expense Example, Years 1 to 5
Expense Example, Years 1 to 10
Acquired Fund Fees Estimated, Note [Text Block]		[6]

[1]	[ ] is the principal underwriter and distributor of Class A Shares and Class I Shares and serves in that capacity on a best efforts basis, subject to various conditions. The Fund may be offered through Selling Agents that have entered into selling agreements with the Distributor. Selling Agents typically receive the sales load with respect to Class A Shares purchased by their clients. The Distributor does not retain any portion of the sales load. Class A Shares are sold subject to a maximum sales load of up to [ ]% of the offering price. However, purchases of Class A Shares in excess of $[ ] may be eligible for a sales load discount. See “Purchase of Shares.” While neither the Fund nor the Distributor impose an initial sales charge on Class I Shares, if you buy Class I Shares through certain Selling Agents, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your Selling Agent for additional information. Investors should consult with their Selling Agent about the sales load and any additional fees or charges their Selling Agent might impose on each class of Shares.
[2]	The Fund pays the Adviser an annual management fee, payable monthly in arrears, in an amount equal to [ ]% of the Fund’s average daily Managed Assets. The Adviser will pay to the Sub-Adviser a sub-advisory fee out of the management fee received by the Adviser.
[3]	The Fund may charge a distribution and/or shareholder servicing fee totaling up to [ ]% per year on Class A Shares.
[4]	The Fund imposes early withdrawal charges of up to [ ]% on Shares accepted for repurchase that have been held by an investor for less than one year. Payment of the early withdrawal charge is made by netting the charge against the repurchase proceeds. The early withdrawal charge is retained by the Fund for the benefit of remaining Shareholders. If a Shareholder has made multiple purchases and tenders a portion of its Shares, the early withdrawal charge is calculated on a first-in/first-out basis. See “Periodic Repurchase Offers” below for additional information about Share repurchases.
[5]	“Other Expenses” are estimated based on Fund Managed Assets of $[ ] million and anticipated expenses for the first year of the Fund’s operations. “Other Expenses” include professional fees and other expenses, including, without limitation, SEC filing fees, printing fees, administration fees, transfer agency fees, custody fees, fees charged by PINE, trustee fees, insurance costs and financing costs. The Adviser and the Sub-Adviser have agreed to (i) pay all organizational expenses of the Fund and (ii) pay or reimburse offering expenses of the Fund incurred through the date of effectiveness of this registration statement.
[6]	The Adviser has agreed to enter into an Expense Limitation and Reimbursement Agreement with the Fund through the first anniversary of the Fund’s inception of operations (the “Limitation Period”). Under the Expense Limitation and Reimbursement Agreement, the Adviser has agreed to reimburse the Fund for all Distribution and Shareholder Servicing Fees paid and/or accrued during the Limitation Period. The Adviser may at its discretion, agree to extend the Limitation Period for additional period(s) of one year on an annual basis. For a period not to exceed three years from the date on which a reimbursement is made, the Adviser may recoup amounts reimbursed to the Fund, provided that, after giving effect to such recoupment, the Fund’s total annual fund operating expenses, excluding distribution and or servicing fees, do not exceed [ ]% of net assets attributable to common shares.
[7]	This amount does not reflect the imposition of a repurchase fee of [ ]%. If an investor were to redeem Shares that have been held for less than one year and the Fund were to impose the repurchase fee, the costs for year one would be $[ ].